Funds

Third Quarter Report

November 30, 2010

ING Prime Rate Trust

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund's investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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ING Prime Rate Trust

THIRD QUARTER REPORT

November 30, 2010

Table of Contents

Portfolio Managers' Report	2

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Statement of Cash Flows	10

Financial Highlights	11

Notes to Financial Statements	13

Portfolio of Investments	23

Additional Information	53

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ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

ING Prime Rate Trust (the "Trust") is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF NOVEMBER 30, 2010
Net Assets	$862,162,552
Total Assets	$1,167,699,213
Assets Invested in Senior Loans	$1,131,637,287
Senior Loans Represented	336
Average Amount Outstanding per Loan	$3,367,968
Industries Represented	37
Average Loan Amount per Industry	$30,584,792
Portfolio Turnover Rate (YTD)	41%
Weighted Average Days to Interest Rate Reset	37
Average Loan Final Maturity	50 months
Total Leverage as a Percentage of Total Assets (including preferred shares)	22.18%

PERFORMANCE SUMMARY

The Trust declared $0.08 of dividends during the third fiscal quarter and $0.24 during the nine months ended November 30, 2010. Based on the average month-end net asset value ("NAV") per share of $5.78 for the third fiscal quarter and $5.76 for the nine month period, this resulted in an annualized distribution rate(1) of 5.53% for the third fiscal quarter and 5.57% for the nine month period. The Trust's total net return for the third fiscal quarter, based on NAV, was 4.27% versus a total gross return on the S&P/LSTA Leveraged Loan Index (the "Index")(2) of 3.32% for the same quarter. For the nine months ended November 30, 2010, the Trust's total return, based on NAV, was 7.04%, versus 6.29% gross return for the Index. The total market value return (based on full reinvestment of dividends) for the Trust's common shares during the third fiscal quarter was 6.40% and for the nine months ended November 30, 2010 was 1.32%.

MARKET REVIEW

The non-investment grade loan market, with five months of consecutive positive performance through November, continues to benefit from strong technical conditions. Market sentiment, along with average loan prices, continues to be favorably impacted by an ongoing flow of refinancing activity and strongly positive cash inflows, as retail and institutional investors alike, both in the U.S. and globally, appear to be increasingly attracted to floating rate loans for a combination of yield and a hedge against the potential rise in interest rates. The market has also

(1)  The distribution rate is calculated by annualizing dividends and distributions declared during the period and dividing the resulting annualized dividend by the Trust's average net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

(2)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's ("S&P") and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

felt the effects of the U.S. Federal Reserve's (the "Fed") "QE2" announcement, which lays out a rough outline for the second round of quantitative easing. While the efficacy of this most recent Fed directive action has been hotly debated, one by-product has been both clear and immediate — that of again driving investors to riskier asset classes, including leveraged loans. Reasonably good recent economic data, together with a calming of the most recent flaring of European sovereign debt contagion, has also kept interest in higher yielding investments reasonably strong.

Loan prices have held firm notwithstanding a surge in new issuance activity. As of mid-December, the full-year 2010 estimate of face value of new institutional transactions totals approximately $159 billion, up dramatically from the 2009's record low of $39 billion. The majority of these new loans have come with historically wide nominal spreads (for a given credit rating) and other yield enhancements such as LIBOR floors and discounted purchase prices. We continue to monitor the pace of new deal activity, as oversupply could pressure prices for existing loans as investors favor new loans with attractive coupons and favorable structural protections. Thus far, demand has provided a more than sufficient offset, led by retail inflows in excess of $14.8 billion since the beginning of the year (through December 15, as reported by Lipper FMI).

Default activity continued to ebb during the period. The overall Index default rate (by principal amount, as tracked by S&P/LCD) receded to a cycle low of 2.25% as of November 30, a mere shadow of the recorded high water mark of 10.81% posted just one year before. This sharp improvement stems from a potent combination of strong technical factors, improving fundamentals (issuer and economic) and the fact that many borrowers have already filed bankruptcy, leaving behind a stronger universe of survivors. Key leading default indicators (e.g., upgrade/downgrade ratios, shadow default rate and percentage of performing loans trading below 70% of par) remain generally positive, thereby pointing to a continuing moderation of default activity.

TOP TEN SENIOR LOAN ISSUERS AS OF NOVEMBER 30, 2010 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
CHS/Community Health Systems, Inc.	3.3%	4.5%
Cequel Communications, LLC	2.4%	3.2%
PBL Media	1.8%	2.5%
CSC Holdings, Inc.	1.7%	2.3%
Ford Motor Company	1.6%	2.2%
Texas Competitive Electric Holdings Company, LLC	1.5%	2.1%
Univision Communications, Inc.	1.5%	2.0%
HCA, Inc.	1.4%	1.9%
Charter Communications Operating, LLC	1.3%	1.7%
HdC Mezz 1 Partners, L.P.	1.2%	1.6%

TOP TEN INDUSTRY SECTORS AS OF NOVEMBER 30, 2010 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Healthcare, Education and Childcare	13.0%	17.7%
North American Cable	8.6%	11.6%
Retail Stores	6.3%	8.5%
Printing & Publishing	6.3%	8.5%
Data and Internet Services	5.8%	7.9%
Chemicals, Plastics & Rubber	4.8%	6.5%
Utilities	4.1%	5.6%
Automobile	4.1%	5.6%
Containers, Packaging & Glass	3.7%	4.9%
Radio and TV Broadcasting	3.3%	4.4%

PORTFOLIO REVIEW

On a total return basis, the Trust benefited from substantial positions in the five leading Index contributors during the period, offset to some degree by generally underweight positions in the Index laggards. Sector positioning was largely unchanged during the quarter and proved essentially neutral to returns as compared to the Index. The use of leverage also continued to work in the Trust's favor during the period, as is typical when loan prices are stable to rising. The Trust

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

did not experience any defaults during the most recent fiscal quarter, as compared to four within the Index during the same period.

OUTLOOK

From the current vantage point, we believe the foreseeable future looks reasonably good for loan investors. Barring an external shock (always a caveat these days), we believe that the loan market's technical backdrop should remain quite healthy. Further, most broad economic indicators are now pointing to growth, albeit below the desired, job-inducing rate. Economic expansion, together with the recently enacted tax compromise in Washington (which includes a temporary reduction in payroll taxes in addition to the extension of the Bush-era tax cuts) should provide further stimulus to GDP in 2011. While downside risks still remain alive and well, at least as of this writing, most discussions about a double-dip recession in the coming year have been tabled, instead replaced with fears of inflation in the medium term. In such an environment, the loan market offers good value with a combination of yield and a natural hedge against the eventual uplift in interest rates.

Jeffrey A. Bakalar Senior Vice President Senior Portfolio Manager ING Investment Management Co.	Daniel A. Norman Senior Vice President Senior Portfolio Manager ING Investment Management Co.

ING Prime Rate Trust
December 17, 2010

Ratings Distribution as of November 30, 2010
Baa	4.71%
Ba	45.04%
B	38.31%
Caa and below	2.75%
Not rated*	9.19%

Ratings distribution shows the percentage of the Trust's loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Moody's Investors Service, Inc. Ratings distribution is based on Moody's senior secured facility ratings. Loans rated below Baa by Moody's are considered to be below investment grade. Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*  Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Returns for the Years Ended November 30, 2010
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	14.11%	1.66%	2.89%	4.04%
Based on Market Value	18.72%	3.19%	5.15%	4.67%
S&P/LSTA Leveraged Loan Index	11.98%	5.46%	5.07%	5.15%
Credit-Suisse Leveraged Loan Index	11.44%	3.96%	4.25%	4.72%

The table above illustrates the total return of the Trust against the Indices indicated. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns based on NAV reflect that ING Investments, LLC (the Trust's "Investment Adviser") may have waived or recouped fees and expenses otherwise payable by the Trust.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust's future performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the New York Stock Exchange ("NYSE") Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust's NAV.

This report contains statements that may be "forward-looking" statements. Actual results could differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

INDEX DESCRIPTIONS

The S&P/LSTA Leveraged Loan Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

The Credit-Suisse Leveraged Loan Index is an unmanaged index of below investment grade loans designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES
	Prime Rate	NAV 30-day SEC Yield(A)	Mkt. 30-Day SEC Yield(A)	Annualized Dist. Rate @ NAV(B)	Annualized Dist. Rate @ Mkt.(B)
November 30, 2010	3.25%	5.01%	5.10%	5.32%	5.41%
August 31, 2010	3.25%	4.89%	5.08%	5.78%	6.00%
May 31, 2010	3.25%	4.91%	5.19%	5.47%	5.78%
February 28, 2010	3.25%	4.20%	4.04%	5.24%	5.05%

(A)  Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(B)  The distribution rate is calculated by annualizing the last monthly dividend of each quarter and dividing the resulting annualized dividend amount by the Trust's net asset value (in the case of NAV) or the NYSE Composite closing price (in case of Market) at quarter-end.

Risk is inherent in all investing. The following are the principal risks associated with investing in the Trust. This is not, and is not intended to be, a description of all risks of investing in the Trust. A more detailed description of the risks of investing in the Trust is contained in the Trust's current prospectus.

Credit Risk: The Trust invests a substantial portion of its assets in below investment grade senior loans and other below investment grade assets. Below investment grade loans involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Trust's common shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Trust's NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Trust's common shares. If short-term market interest rates fall, the yield on the Trust's common shares will also fall. To the extent that the interest rate spreads on loans in the Trust experience a general decline, the yield on the Trust will fall and the value of the Trust's assets may decrease, which will cause the Trust's value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Trust's portfolio, the impact of rising rates will be delayed to the extent of such lag.

Leverage Risk: The Trust borrows money for investment purposes. Borrowing increases both investment opportunity and investment risk. In the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the borrowings. The Trust also faces the risk that it might have to sell assets at relatively less advantageous times if it were forced to de-leverage if a source of leverage becomes unavailable.

ING Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2010 (Unaudited)

ASSETS:
Investments in securities at value (Cost $1,193,219,620)	$1,150,446,612
Foreign currencies at value (Cost $2,362,125)	2,362,111
Receivables:
Investment securities sold	5,604,575
Interest	5,577,466
Other	24,579
Unrealized appreciation on forward foreign currency contracts	3,683,784
Prepaid expenses	86
Total assets	1,167,699,213
LIABILITIES:
Notes payable	134,000,000
Payable for investment securities purchased	44,127,961
Accrued interest payable	7,143
Deferred arrangement fees on senior loans	89,958
Dividends payable — preferred shares	4,874
Payable to affiliates	970,461
Payable to custodian	97,044
Accrued trustees fees	8,952
Unrealized depreciation on unfunded commitments	802,681
Other accrued expenses	427,587
Total liabilities	180,536,661
Preferred shares, $25,000 stated value per share at liquidation value (5,000 shares outstanding)	125,000,000
NET ASSETS	$862,162,552
Net assets value per common share outstanding (net assets divided by 146,953,833 shares of beneficial interest authorized and outstanding, no par value)	$5.87
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,274,477,658
Undistributed net investment income	1,684,406
Accumulated net realized loss	(374,207,100)
Net unrealized depreciation	(39,792,412)
NET ASSETS	$862,162,552

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF OPERATIONS for the Nine Months Ended November 30, 2010 (Unaudited)

INVESTMENT INCOME:
Interest	$40,833,987
Amendment fees earned	501,437
Other	1,384,973
Total investment income	42,720,397
EXPENSES:
Investment management fees	6,737,659
Administration fees	2,105,518
Transfer agent fees	55,697
Interest expense	2,047,541
Custody and accounting expense	413,410
Professional fees	209,744
Preferred shares — dividend disbursing agent fees	260,228
Postage expense	159,444
Trustees fees	14,316
Miscellaneous expense	239,874
Total expenses	12,243,431
Net investment income	30,476,966
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(5,420,420)
Forward foreign currency contracts	650,248
Foreign currency related transactions	(1,637,194)
Net realized loss	(6,407,366)
Net change in unrealized appreciation or depreciation on:
Investments	29,335,884
Forward foreign currency contracts	2,301,314
Foreign currency related transactions	147,787
Unfunded commitments	685,898
Net change in unrealized appreciation or depreciation	32,470,883
Net realized and unrealized gain	26,063,517
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
From net investment income	(346,706)
Increase in net assets resulting from operations	$56,193,777

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Nine Months Ended November 30, 2010	Year Ended February 28, 2010
FROM OPERATIONS:
Net investment income	$30,476,966	$40,578,441
Net realized loss	(6,407,366)	(79,461,767)
Net change in unrealized appreciation or depreciation	32,470,883	362,783,607
Distributions to preferred shareholders from net investment income	(346,706)	(534,821)
Increase in net assets resulting from operations	56,193,777	323,365,460
FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(35,224,428)	(45,727,025)
Decrease in net assets from distributions to common shareholders	(35,224,428)	(45,727,025)
CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions from common shares	392,395	193,985
Proceeds from shares sold	10,016,035	112,650
Net increase from capital share transactions	10,408,430	306,635
Net increase in net assets	31,377,779	277,945,070
NET ASSETS:
Beginning of period	830,784,773	552,839,703
End of period (including undistributed net investment income of $1,684,407 and $6,778,574 respectively)	$862,162,552	$830,784,773

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF CASH FLOWS for the Nine Months Ended November 30, 2010 (Unaudited)

INCREASE (DECREASE) IN CASH Cash Flows From Operating Activities:
Interest received	$32,015,617
Dividends paid to preferred shareholders	(347,080)
Arrangement fee paid	(151,660)
Other income received	2,037,671
Interest paid	(2,040,398)
Other operating expenses paid	(10,395,324)
Purchases of securities	(452,429,747)
Proceeds on sale of securities	478,267,854
Net cash provided by operating activities	$46,956,933
Cash Flows From Financing Activities:
Dividends paid to common shareholders	$(34,832,033)
Redemption of preferred shares	(75,000,000)
Proceeds from shares sold	10,016,035
Net increase of notes payable	51,000,000
Net cash flows used in financing activities	(48,815,998)
Net decrease	(1,859,065)
Cash at beginning of period	1,859,065
Cash at end of period	$—
Reconciliation of Net Increase in Net Assets Resulting from Operations To Net Cash Provided by Operating Activities:
Net increase in net assets resulting from operations	$56,193,777
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation or depreciation on investments	(29,335,884)
Change in unrealized appreciation or depreciation on forward foreign currency contracts	(2,301,314)
Change in unrealized appreciation or depreciation on unfunded commitments	(685,898)
Change in unrealized appreciation or depreciation on other assets and liablilities	(147,787)
Accretion of discounts on investments	(7,889,754)
Amortization of premiums on investments	182,339
Net realized loss on sale of investments and foreign currency related transactions	6,407,366
Purchases of securities	(452,429,747)
Proceeds on sale of securities	478,267,854
Decrease in other assets	3,452
Increase in interest receivable	(1,110,955)
Decrease in prepaid expenses	8,863
Decrease in deferred arrangement fees on senior loans	(151,660)
Increase in accrued interest payable	7,143
Decrease in dividends payable — preferred shares	(374)
Increase in payable to affiliates	74,037
Decrease in accrued trustees fees	(8,676)
Decrease in other accrued expenses	(125,849)
Total adjustments	(9,236,844)
Net cash provided by operating activities	$46,956,933
Non Cash Financing Activities
Reinvestment of dividends	$392,395

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Distribution to Preferred Shareholders	Change in net asset value from Share offerings	Total from investment operations	Distribution to Common Shareholders from net investment income	Total distributions	Net asset value, end of year or period	Closing market price, end of year or period
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
ING Prime Rate Trust
11-30-10	5.72	0.21	0.18	(0.00)*	—	0.39	(0.24)	(0.24)	5.87	5.77
02-28-10	3.81	0.28	1.95	(0.00)*	—	2.23	(0.32)	(0.32)	5.72	5.94
02-28-09	6.11	0.46	(2.29)	(0.06)	—	(1.89)	(0.41)	(0.47)	3.81	3.50
02-29-08	7.65	0.75	(1.57)	(0.16)	—	(0.98)	(0.56)	(0.72)	6.11	5.64
02-28-07	7.59	0.71	0.06	(0.16)	—	0.61	(0.55)	(0.71)	7.65	7.40
02-28-06	7.47	0.57	0.12	(0.11)	—	0.58	(0.46)	(0.57)	7.59	7.02
02-28-05	7.34	0.45	0.16	(0.05)	—	0.56	(0.43)	(0.48)	7.47	7.56
02-29-04	6.73	0.46	0.61	(0.04)	—	1.03	(0.42)	(0.46)	7.34	7.84
02-28-03	7.20	0.50	(0.47)	(0.05)	—	(0.02)	(0.45)	(0.50)	6.73	6.46
02-28-02	8.09	0.74	(0.89)	(0.11)	—	(0.26)	(0.63)	(0.74)	7.20	6.77
02-28-01	8.95	0.88	(0.78)	(0.06)	(0.04)	—	(0.86)	(0.92)	8.09	8.12

	Total Investment Return(1)				Ratios to average net assets				Supplemental data
	Total Investment Return at net asset value(2)		Total Investment Return at closing market price(3)		Expenses (before interest and other fees related to revolving credit facility)(4)	Expenses, prior to fee waivers and/or recoupments, if any(4)	Expenses, net of fee waivers and/or recoupments, if any(4)	Net investment income (loss)(4)	Net assets, end of year or period	Portfolio Turnover
Year or period ended	(%)		(%)		(%)	(%)	(%)	(%)	($000's)	(%)
ING Prime Rate Trust
11-30-10	7.04		1.32		1.61	1.92	1.92	4.79	862,163	41
02-28-10	60.70		81.66		1.77 (6)	1.99 (6)	1.93	5.56	830,785	38
02-28-09	(31.93	)(5)	(32.03	)(5)	1.95	3.01	3.01	7.86	552,840	10
02-29-08	(13.28)		(17.25)		2.20	4.36	4.36	10.35	886,976	60
02-28-07	8.85		13.84		2.21	4.62	4.62	9.42	1,109,539	60
02-28-06	8.53		(0.82)		2.33	4.27	4.27	7.71	1,100,671	81
02-28-05	7.70		2.04		2.29	3.18	3.17	6.04	1,082,748	93
02-29-04	15.72		28.77		2.11	2.40	2.40	6.68	1,010,325	87
02-28-03	0.44		2.53		2.19	2.68	2.68	7.33	922,383	48
02-28-02	(3.02)		(9.20)		2.25	3.64	3.64	9.79	985,982	53
02-28-01	0.19		9.10		1.81	4.45	4.45	10.39	1,107,432	46

(1)  Total investment return calculations are attributable to common shares.

(2)  Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the dividend reinvestment plan. Total investment return at net asset value is not annualized for periods less than one year.

(3)  Total investment return at market value has been calculated assuming a purchase at market value at the beginning of each period and a sale at market value at the end of each period and assumes reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the dividend reinvestment plan. Total investment return at market value is not annualized for periods less than one year.

(4)  Annualized for periods less than one year.

(5)  There was no impact on total return due to payments by affiliates.

(6)  Includes excise tax fully reimbursed by the Investment Adviser.

*  Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Ratios to average net assets including Preferred Shares(a)				Ratios to average net assets plus borrowings
	Expenses (before interest and other fees related to revolving credit facility)(4)	Expenses, prior to fee waivers and/or recoupments, if any(4)	Expenses, net of fee waivers and/or recoupments, if any(4)	Net investment income (loss)(4)	Expenses (before interest and other fees related to revolving credit facility)(4)	Expenses, prior to fee waivers and/or recoupments, if any(4)	Expenses, net of fee waivers and/or recoupments, if any(4)	Net investment income (loss)(4)
Year or period ended	(%)	(%)	(%)	(%)	(%)	(%)	(%)	(%)
ING Prime Rate Trust
11-30-10	1.34	1.62	1.62	4.02	1.42	1.70	1.70	4.23
02-28-10	1.36 (6)	1.52 (6)	1.48	4.26	1.67 (6)	1.87 (6)	1.81	5.23
02-28-09	1.54	2.38	2.38	6.22	1.54	2.37	2.37	6.21
02-29-08	1.54	3.05	3.05	7.23	1.60	3.17	3.17	7.53
02-28-07	1.57	3.27	3.27	6.68	1.56	3.25	3.25	6.63
02-28-06	1.64	3.02	3.02	5.44	1.58	2.90	2.90	5.24
02-28-05	1.60	2.22	2.21	4.21	1.63	2.27	2.26	4.32
02-29-04	1.45	1.65	1.65	4.57	1.84	2.09	2.09	5.82
02-28-03	1.49	1.81	1.81	4.97	1.82	2.23	2.23	6.10
02-28-02	1.57	2.54	2.54	6.83	1.66	2.70	2.70	7.24
02-28-01	1.62	3.97	3.97	9.28	1.31	3.21	3.21	7.50

	Supplemental data
	Preferred Shares — Aggregate amount outstanding	Liquidation and market value per share of Preferred Shares	Asset coverage inclusive of Preferred Shares and debt per share(b)	Borrowings at end of period	Asset coverage per $1,000 of debt(b)	Average borrowings	Common shares outstanding at end of year or period
Year or period ended	($000's)	($)	($)	($000's)	($)	($000's)	(000's)
ING Prime Rate Trust
11-30-10	125,000	25,000	108,225	134,000	8,367	110,545	146,954
02-28-10	200,000	25,000	98,400	83,000	13,419	46,416	145,210
02-28-09	225,000	25,000	70,175	81,000	10,603	227,891	145,178
02-29-08	450,000	25,000	53,125	338,000	4,956	391,475	145,094
02-28-07	450,000	25,000	62,925	281,000	6,550	459,982	145,033
02-28-06	450,000	25,000	55,050	465,000	4,335	509,178	145,033
02-28-05	450,000	25,000	53,600	496,000	4,090	414,889	145,033
02-29-04	450,000	25,000	62,425	225,000	7,490	143,194	137,638
02-28-03	450,000	25,000	62,375	167,000	9,218	190,671	136,973
02-28-02	450,000	25,000	58,675	282,000	6,092	365,126	136,973
02-28-01	450,000	25,000	53,825	510,000	4,054	450,197	136,847

(a)  Ratios do not reflect the effect of dividend payments to Preferred Shareholders; income ratios reflect income earned on assets attributable to Preferred Shareholders; ratios do not reflect any add-back for the borrowings.

(b)  Asset coverage ratios, for periods prior to fiscal 2009, represented the coverage available for both the borrowings and preferred shares expressed in relation to each $1,000 of borrowings and preferred shares liquidation value outstanding. The Asset coverage ratio per $1,000 of debt for periods subsequent to fiscal 2008, is presented to represent the coverage available to each $1,000 of borrowings before consideration of any preferred shares liquidation price, while the Asset coverage inclusive of Preferred Shares, presents the coverage available to both borrowings and preferred shares, expressed in relation to the per share liquidation price of the preferred shares.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2010 (Unaudited)

NOTE 1 — ORGANIZATION

ING Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, management investment company. The Trust invests primarily in senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.  Senior Loan and Other Security Valuation. All Senior loans and other securities are recorded at their estimated fair value, as described below. Senior loans held by the Trust are normally valued at the average of the means of one or more bid and ask quotations obtained from dealers in loans by an independent pricing service or other sources determined by the Trust's Board to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which reliable quotations are readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued.

The Trust has engaged independent pricing services to provide market value quotations from dealers in loans and, when such quotations are not readily available, to calculate values under the proxy procedure described above. As of November 30, 2010, 98.5% of total loans were valued based on these procedures. It is expected that most of the loans held by the Trust will continue to be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

Prices from a pricing source may not be available for all loans and the Investment Adviser or ING Investment Management Co. ("ING IM" or the "Sub-Adviser"), may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Adviser or the Sub-Adviser that the Investment Adviser or the Sub-Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value, as defined by the 1940 Act, as determined in good faith under procedures established by the Board and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Adviser or Sub-Adviser and monitored by the Board through its Compliance Committee.

In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

future prospects; (iv) information relating to the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on a valuation date are valued at the mean between the last reported bid and ask price on such exchange. Securities, other than senior loans, for which reliable market value quotations are not readily available, and all other assets, will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board. Investments in securities of sufficient credit quality maturing in 60 days or less from the date of acquisition are valued at amortized cost which approximates fair value.

Fair value is defined as the price that the Trust would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Trust is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Trust's investments under these levels of classification is included following the Portfolio of Investments.

For the period ended November 30, 2010, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Dividend income is recognized on the ex-dividend date. Interest income is recorded on an accrual basis at the then-current interest rate of the loan. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectable, accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. For all loans, except revolving credit facilities, fees received are treated as discounts and are accreted whereas premiums are amortized. Fees associated with revolving credit facilities are deferred and recognized over the shorter of four years or the actual term of the loan.

C.  Foreign Currency Translation. The books and records of the Trust are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Forward Foreign Currency Contracts. The Trust may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Trust as an unrealized gain or loss and is reported in the Statement of Assets and Liabilities. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency and are included in the Statement of Operations. These instruments may involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. In addition, the Trust could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. Open forward foreign currency contracts are presented following the Portfolio of Investments. For the period ended November 30, 2010, the Trust had an average quarterly contract amount on forward foreign currency contracts to sell of $116,560,748.

E.  Federal Income Taxes. It is the policy of the Trust to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Trust's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

F.  Distributions to Common Shareholders. The Trust declares and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. The Trust records distributions to its shareholders on the ex-dividend date.

G.  Dividend Reinvestments. Pursuant to the Trust's Shareholder Investment Program (the "Program"), PNC Global Investment Servicing (U.S.) Inc. ("PNC"), the Program administrator, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the NAV per share of the Trust's common shares on the valuation date. If the market price plus commissions is equal to or exceeds NAV, new shares are issued by the Trust at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

H.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.  Share Offerings. The Trust issues shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 3 — INVESTMENTS

For the period ended November 30, 2010, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $469,868,752 and $463,819,762, respectively. At November 30, 2010, the Trust held senior loans valued at $1,131,637,287 representing 98.4% of its total investments. The fair value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan.

Common and preferred shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2010 (Unaudited) (continued)

NOTE 3 — INVESTMENTS (continued)

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	06/05/02	$100
Ascend Media (Residual Interest)	01/05/10	—
Block Vision Holdings Corporation (719 Common Shares)	09/17/02	—
Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	12/26/00	9,793
Cedar Chemical (Liquidation Interest)	12/31/02	—
Enterprise Profit Solutions (Liquidation Interest)	10/21/02	—
Euro United Corporation (Residual Interest in Bankruptcy Estate)	06/21/02	100
Ferretti SPA (Warrants for 0.111% Participation Interest)	09/30/09	—
Gainey Corporation (Residual Interest)	12/31/09	—
Grand Union Company (Residual Interest in Bankruptcy Estate)	07/01/02	2,576
Kevco Inc. (Residual Interest in Bankruptcy Estate)	06/05/02	25
Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)	08/25/05	—
Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	06/08/04	—
Safelite Realty Corporation (57,804 Common Shares)	10/12/00	—
Supermedia, Inc. (39,592 Common Shares)	01/05/10	—
Transtar Metals (Residual Interest in Bankruptcy Estate)	01/09/03	40,230
US Office Products Company (Residual Interest in Bankruptcy Estate)	02/11/04	—
Total Restricted Securities (fair value $452,546 was 0.05% of net assets at November 30, 2010)		$52,824

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Trust has entered into an investment management agreement ("Investment Advisory Agreement") with the Investment Adviser, an Arizona limited liability company, to provide advisory and management services. The Investment Advisory Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's Managed Assets. For purposes of the Investment Advisory Agreement, "Managed Assets" shall mean the Trust's average daily gross asset value, minus the sum of the Trust's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding preferred shares).

The Investment Adviser entered into a Sub-Advisory agreement with ING IM, a Connecticut corporation. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

The Trust has also entered into an administration agreement with ING Funds Services, LLC (the "Administrator") to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust's Managed Assets.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2010 (Unaudited) (continued)

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS (continued)

The Investment Adviser, ING IM and the Administrator are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance, and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Trust and potential termination of the Trust's existing advisory agreement, which may trigger the need for shareholder approval of new agreements.

NOTE 5 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2010, the Trust had the following amounts recorded in payables to affiliates on the accompanying Statement of Assets and Liabilities:

Accrued Investment Management Fees	Accrued Administrative Fees	Total
$739,399	$231,062	$970,461

The Trust has adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various "notional" funds advised by ING Investments until distribution in accordance with the Plan.

NOTE 6 — COMMITMENTS

The Trust has entered into a $275 million 364-day revolving credit agreement which matures August 17, 2011, collateralized by assets of the Trust. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. Prepaid arrangement fees are amortized over the term of the agreement. The amount of borrowings outstanding at November 30, 2010, was $134 million. Weighted average interest rate on outstanding borrowings was 1.65%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 11.48% of total assets at November 30, 2010. Average borrowings for the period ended November 30, 2010 were $110,545,455 and the average annualized interest rate was 2.46% excluding other fees related to the unused portion of the facilities, and other fees.

As of November 30, 2010, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Calpine Corporation	$2,100,000
Cengage Learning, Inc.	3,333,333
Coleto Creek Power	5,000,000
Serpering Investments B.V. (Casema NV)	214,286
Valeant Pharmaceuticals International	2,000,000
$12,647,619

The unrealized depreciation on these commitments of $802,681 as of November 30, 2010 is reported as such on the Statement of Assets and Liabilities.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2010 (Unaudited) (continued)

NOTE 7 — RIGHTS AND OTHER OFFERINGS

As of November 30, 2010, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
8/17/09	25,000,000	24,980,237
8/17/09	5,000,000	5,000,000

On November 2, 2000, the Trust issued 3,600 shares each of Series M, Series W and Series F Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000 liquidation preference, for a total issuance of $270 million. Also, on November 16, 2000, the Trust issued 3,600 shares of Series T and Series Th Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000 liquidation preference, for a total issuance of $180 million. The Trust used the net proceeds of the offering to partially pay down the then existing indebtedness and to purchase additional senior loans. Historically, Preferred Shares paid dividends based on a rate set at auctions, normally held every 7 days. In most instances dividends are also payable every 7 days, on the first business day following the end of the rate period. Preferred shares have no stated conversion, redemption or liquidation date, but may be redeemed at the election of the Trust. Such shares may only be redeemed by the Preferred Shareholders if the Trust fails to meet certain credit quality thresholds within its portfolio.

Since early February 2008, the Trust has not received sufficient hold orders or any purchase requests for its preferred shares during their weekly auctions that equaled the full amount of such shares. As a result, under the terms of the preferred shares, the amounts sold, if any, by each selling shareholder are reduced pro rata or to zero. In addition, the dividend rate on such preferred shares, which is normally set by means of a Dutch auction procedure, automatically reset to the maximum rate permitted under the preferred shares program. That maximum rate is 150% of the applicable commercial paper base rate on the day of the auction. While it is possible that the dividend rate for the preferred shares will be set by means of an auction at some future time, there is no current expectation that this will be the case.

On June 9, 2008, the Trust announced the approval by the Board of a partial redemption of its outstanding preferred shares. The Trust subsequently redeemed approximately $225 million of the $450 million of its outstanding preferred shares. Additionally, on November 12, 2009, the Board approved a redemption of up to $100 million preferred shares to be redeemed on a quarterly basis in the amount of up to $25 million per quarter beginning January 2010 through December 2010.

As of November 30, 2010, pursuant to the November 2009 announcement, the first four redemptions of $25 million each occurred. The preferred shares were redeemed using proceeds available through the Trust's existing bank loan facility and with cash held by the Trust. Redemption costs and the ongoing costs of obtaining leverage through a bank loan facility may reduce returns to common shares and may be higher or lower than the costs of leverage obtained through the preferred shares. The Trust will continue to monitor the situation and evaluate potential options to restore liquidity to and/or provide additional refinancing options for this market in the context of regulatory guidelines, as well as the economic and tax implications for both its common and preferred shareholders. There can be no assurance that any means for liquidity will be identified, and if they are, it is possible that the Trust's leverage or its benefits from leverage will diminish.

NOTE 8 — CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Trust's custodian and recordkeeper. Custody fees paid to SSB are reduced by earnings credits based on the cash balances held by SSB for the Trust. There were no earnings credits for the period ended November 30, 2010.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2010 (Unaudited) (continued)

NOTE 9 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Adviser believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. Subject to the aggregate 20% limit on other investments, the Trust may invest up to 20% of its total assets in unsecured floating rate loans, notes and other debt instruments and 5% of its total assets in floating rate subordinated loans. As of November 30, 2010, the Trust held 1.0% of its total assets in subordinated loans and unsecured loans.

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Prime Rate Trust
	Nine Months Ended November 30, 2010	Year Ended February 28, 2010
Number of Shares
Reinvestment of distributions from common shares	66,580	34,032
Proceeds from shares sold	1,677,409	19,763
Net increase in shares outstanding	1,743,989	53,795
Dollar Amount ($)
Reinvestment of distributions from common shares	$392,395	$193,985
Proceeds from shares sold	10,016,035	112,650
Net increase	$10,408,430	$306,635

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Nine Months Ended November 30, 2010	Year Ended February 28, 2010
Ordinary Income	Ordinary Income
$35,571,134	$46,261,846

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2010 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2010 were:

Undistributed Ordinary Income	Unrealized Depreciation	Post-October Capital Losses Deferred	Capital Loss Carryforwards	Expiration Dates
$8,166,292	$(74,816,431)	$(21,497,833)	$(97,064,717)	2011
			(57,686,392)	2012
			(22,421,058)	2013
			(560,828)	2014
			(41,585,301)	2017
			(125,812,939)	2018
			$(345,131,235)

The Trust's major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2006.

As of November 30, 2010, no provision for income tax is required in the Trust's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Trust's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 12 — SUBSEQUENT EVENTS

Subsequent to November 30, 2010, the Trust paid to Common Shareholders the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.0255	11/30/10	12/10/10	12/22/10
$0.0255	12/21/10	12/31/10	1/12/11

Subsequent to November 30, 2010, the Trust paid to Preferred Shareholders the following dividends from net investment income:

Preferred Shares	Total Per Share Amount	Auction Dates	Record Dates	Payable Dates	Average Rate
Series M	$9.71	12/06/10 — 01/14/11	12/13/11 — 01/24/11	12/14/10 — 01/25/11	0.29%
Series T	$9.49	12/07/10 — 01/18/11	12/14/10 — 01/25/11	12/15/10 — 01/26/11	0.28%
Series W	$9.78	12/01/10 — 01/12/11	12/08/10 — 01/19/11	12/09/10 — 01/20/11	0.29%
Series Th	$9.66	12/02/10 — 01/13/11	12/09/10 — 01/20/11	12/10/10 — 01/21/11	0.28%
Series F	$9.63	12/03/10 — 01/14/11	12/10/10 — 01/21/11	12/13/10 — 01/24/11	0.28%

Subsequent to November 30, 2010, the fourth quarterly redemption of preferred shares took place and is itemized below:

Preferred Shares	Total Shares Redeemed	Total Liquidation Preference	Redemption Date
Series F	200	$5,000,000	01/10/11
Series M	200	$5,000,000	01/11/11
Series T	200	$5,000,000	01/12/11
Series W	200	$5,000,000	01/13/11
Series Th	200	$5,000,000	01/14/11
Totals	1,000	$25,000,000

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2010 (Unaudited) (continued)

Subsequent to November 30, 2010, the Board of Trustees approved a continuance of the redemption of the ARPS through a series of periodic redemptions of up to $25 million each, the next of which is expected to occur in January 2011, subject to satisfying the notice and other requirements that apply to ARPS redemptions. Upon completion of such notice and other requirements, the Trust will issue a formal redemption notice to the paying agent and record holders. The amount and timing of redemptions of ARPS will be at the discretion of the Trust's management, subject to market conditions and investment considerations.

The Trust has evaluated events occurring after the Statement of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2010 (Unaudited)

Senior Loans*: 131.2%			Bank Loan Ratings† (Unaudited)
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Fair Value
Aerospace & Defense: 1.9%
		Delta Airlines, Inc.	Ba2	BB-
$495,000		Term Loan, 8.750%, maturing September 27, 2013			$501,099
		Delta Airlines, Inc.	B2	B
6,316,506		Term Loan, 3.539%, maturing April 30, 2014			6,107,272
		Forgings International, Ltd.	NR	NR
1,500,000		Term Loan, 4.789%, maturing December 18, 2015			1,368,750
1,500,000		Term Loan, 5.289%, maturing December 20, 2016			1,368,750
		Transdigm, Inc.	Ba2	BB-
1,500,000		Term Loan, 2.267%, maturing June 23, 2013			1,493,063
		Triumph Group, Inc.	Baa3	BB+
798,000		Term Loan, 4.500%, maturing June 16, 2016			803,736
		United Airlines, Inc.	Ba3	BB-
4,016,895		Term Loan, 2.313%, maturing February 03, 2014			3,841,875
		Wesco Aircraft Hardware Corporation	Ba3	BB-
1,294,914		Term Loan, 2.510%, maturing September 30, 2013			1,293,835
					16,778,380
Automobile: 5.6%
		Avis Budget Car Rental, LLC	Ba2	BB
3,191,939		Term Loan, 5.750%, maturing April 19, 2014			3,208,297
		Dana Corporation	B1	BB-
3,380,767	(5)	Term Loan, 4.532%, maturing January 30, 2015			3,390,727
		Dollar Thrifty Automotive Group, Inc.	B2	B-
3,275,801		Term Loan, 2.756%, maturing June 15, 2014			3,259,422
		Federal-Mogul Corporation	Ba3	B+
4,628,344	(5)	Term Loan, 2.188%, maturing December 29, 2014			4,186,721
2,361,400	(5)	Term Loan, 2.188%, maturing December 28, 2015			2,136,082
		Ford Motor Company	Baa3	BB
4,974,912	(5)	Term Loan, 3.028%, maturing December 16, 2013			4,929,830
14,429,415		Term Loan, 3.038%, maturing December 16, 2013			14,311,094
		KAR Holdings, Inc.	Ba3	B+
5,337,738		Term Loan, 3.010%, maturing October 18, 2013			5,315,218
		Metaldyne Company, LLC	B1	B+
1,500,000		Term Loan, 7.750%, maturing October 28, 2016			1,518,750

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Fair Value
Automobile: (continued)
			Pinafore, Inc.	Ba2	BB
	$1,000,000		Term Loan, 6.500%, maturing September 29, 2015			$1,002,656
	4,048,780		Term Loan, 6.750%, maturing September 29, 2016			4,103,504
			United Components, Inc.	Ba3	B
	500,000		Term Loan, 6.250%, maturing March 23, 2017			505,875
						47,868,176
Beverage, Food & Tobacco: 3.6%
			ARAMARK Corporation	Ba3	BB
	1,902,845		Term Loan, 2.164%, maturing January 26, 2014			1,750,618
	3,147,614		Term Loan, 2.164%, maturing January 27, 2014			3,112,203
	632,780		Term Loan, 2.281%, maturing January 27, 2014			625,661
	456,754		Term Loan, 3.506%, maturing July 26, 2016			456,004
	6,945,247		Term Loan, 3.539%, maturing July 26, 2016			6,933,850
			Bolthouse Farms, Inc.	B1	B
	985,909		Term Loan, 5.500%, maturing February 11, 2016			990,634
			Green Mountain Coffee Roasters, Inc.	Ba3	B+
	1,000,000	(5)	Term Loan, maturing November 23, 2016			1,006,875
			Iglo Birds Eye	NR	BB-
EUR	2,125,000		Term Loan, 5.546%, maturing April 30, 2016			2,769,249
			Michael Foods, Inc.	B1	BB-
	$997,500		Term Loan, 6.250%, maturing June 29, 2016			1,009,969
			Pinnacle Foods Holding Corporation	Ba3	B+
	7,423,092		Term Loan, 2.761%, maturing April 02, 2014			7,249,116
			United Biscuits Holdco, Ltd.	NR	NR
GBP	2,724,251		Term Loan, 3.081%, maturing December 15, 2014			4,043,971
			Van Houtte Inc.	Ba3	BB-
	$1,243,952		Term Loan, 2.789%, maturing July 19, 2014			1,233,067
	169,630		Term Loan, 2.789%, maturing July 19, 2014			168,146
						31,349,363
Buildings & Real Estate: 1.7%
			Armstrong World Industries, Inc.	B1	BB-
	2,250,000	(5)	Term Loan, maturing May 23, 2017			2,267,813
			Capital Automotive, L.P.	Ba3	B
	2,951,361		Term Loan, 2.760%, maturing December 14, 2012			2,932,915
			CB Richard Ellis	Ba1	BB
	1,500,000		Term Loan, 3.503%, maturing November 06, 2016			1,502,501
			Contech Construction Products, Inc.	B3	B
	1,001,485		Term Loan, 5.250%, maturing January 31, 2013			842,082

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Fair Value
Buildings & Real Estate: (continued)
		Custom Building Products, Inc.	B1	B+
$991,780		Term Loan, 5.750%, maturing March 19, 2015			$996,739
		Goodman Global, Inc.	B1	B+
3,200,000	(5)	Term Loan, 5.750%, maturing October 28, 2016			3,231,405
		John Maneely Company	B3	B
2,278,214		Term Loan, 3.539%, maturing December 09, 2013			2,227,352
		KCPC Acquisition, Inc.	Ba3	CCC
189,655		Term Loan, 2.563%, maturing May 22, 2014			154,569
519,560		Term Loan, 2.563%, maturing May 22, 2014			423,441
					14,578,817
Cargo Transport: 1.0%
		Baker Tanks, Inc.	B2	B
1,194,486		Term Loan, 4.787%, maturing May 08, 2014			1,177,564
		Ceva Group, PLC	B1	B
989,770		Term Loan, 3.256%, maturing November 04, 2013			940,281
1,851,871		Term Loan, 3.256%, maturing November 04, 2013			1,759,278
723,070		Term Loan, 3.880%, maturing November 04, 2013			669,744
		Dockwise Transport, N.V.	NR	NR
594,840		Term Loan, 2.039%, maturing January 11, 2015			552,829
725,864		Term Loan, 2.039%, maturing April 10, 2015			674,600
594,840		Term Loan, 2.914%, maturing January 11, 2016			552,829
609,882		Term Loan, 2.914%, maturing April 10, 2016			566,809
		Inmar, Inc.	B1	B
745,328		Term Loan, 2.510%, maturing April 29, 2013			719,241
		US Shipping Partners, L.P.	B3	B-
1,073,382		Term Loan, 9.200%, maturing November 12, 2013			816,441
					8,429,616
Cellular: 0.2%
		NTELOS, Inc.	Ba3	BB
1,488,745		Term Loan, 5.750%, maturing August 07, 2015			1,498,050
					1,498,050
Chemicals, Plastics & Rubber: 6.5%
		AZ Chem US, Inc.	B1	B+
600,000	(5)	Term Loan, maturing November 18, 2016			604,875
		Brenntag Holding GmbH & Co. KG	Ba2	BBB-
3,542,098		Term Loan, 3.764%, maturing January 20, 2014			3,564,236
695,099		Term Loan, 3.781%, maturing January 20, 2014			697,705

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Fair Value
Chemicals, Plastics & Rubber: (continued)
			Celanese U.S Holdings, LLC	Ba2	BB+
	$3,200,000		Term Loan, 1.761%, maturing April 02, 2014			$3,190,000
			Chemtura Corporation	Ba1	NR
	765,000		Term Loan, 5.500%, maturing August 27, 2016			771,375
			Cristal Inorganic Chemicals, Inc.	Ba3	BB-
	2,561,926		Term Loan, 2.539%, maturing May 15, 2014			2,508,554
			Cristal Inorganic Chemicals, Inc.	B3	B-
	1,000,000		Term Loan, 6.039%, maturing November 18, 2014			986,250
			General Chemical Corporation	B1	B
	1,125,000		Term Loan, 6.750%, maturing October 06, 2015			1,135,688
			Hexion Specialty Chemicals, Inc.	Ba3	B-
	1,140,000		Term Loan, 2.499%, maturing May 05, 2013			1,040,250
	2,940,997		Term Loan, 4.063%, maturing May 05, 2015			2,866,002
	967,500		Term Loan, 4.063%, maturing May 05, 2015			938,475
	1,170,867		Term Loan, 4.063%, maturing May 05, 2015			1,147,450
	1,307,796		Term Loan, 4.063%, maturing May 05, 2015			1,274,447
			Huntsman International, LLC	Ba2	BB-
	5,606,098		Term Loan, 2.515%, maturing June 30, 2016			5,507,973
			Ineos US Finance, LLC	B1	B
	282,828		Term Loan, 7.001%, maturing December 14, 2012			289,898
EUR	865,735		Term Loan, 7.501%, maturing December 16, 2013			1,127,923
	$1,864,962		Term Loan, 7.501%, maturing December 16, 2013			1,895,267
EUR	989,691		Term Loan, 8.001%, maturing December 16, 2014			1,289,419
	$2,171,244		Term Loan, 8.001%, maturing December 16, 2014			2,206,527
			ISP Chemco, Inc.	Ba3	BB
	3,386,250		Term Loan, 1.813%, maturing June 04, 2014			3,323,818
			JohnsonDiversey, Inc.	Ba2	BB-
	1,879,866		Term Loan, 5.500%, maturing November 24, 2015			1,895,140
			Kraton Polymers, LLC	Ba3	BB
	1,350,084		Term Loan, 2.313%, maturing May 13, 2013			1,329,412
			Lyondell Chemical Company	Ba2	BB
	748,125		Term Loan, 5.500%, maturing April 08, 2016			750,532
			MacDermid, Inc.	B2	B+
EUR	1,633,459		Term Loan, 3.005%, maturing April 11, 2014			1,973,562
	$2,400,273		Term Loan, 2.253%, maturing April 12, 2014			2,286,260
			Nalco Company	Ba1	BB+
	1,000,000		Term Loan, 4.500%, maturing October 05, 2017			1,009,375
			Omnova Solutions, Inc.	Ba2	B+
	1,300,000	(5)	Term Loan, maturing April 12, 2017			1,311,375

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2010 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Fair Value
Chemicals, Plastics & Rubber: (continued)
	Polypore, Inc.	Ba2	BB-
$3,151,395	Term Loan, 2.260%, maturing July 03, 2014			$3,094,275
	Rockwood Specialties Group, Inc.	Ba2	BB+
1,500,473	Term Loan, 6.000%, maturing May 15, 2014			1,512,039
	Solutia, Inc.	Ba1	BB-
1,174,779	Term Loan, 4.500%, maturing March 17, 2017			1,183,224
	Styron, Inc.	B2	B+
3,406,875	Term Loan, 7.500%, maturing June 17, 2016			3,462,237
				56,173,563
Containers, Packaging & Glass: 4.9%
	Berry Plastics Corporation	B1	B
4,772,280	Term Loan, 2.284%, maturing April 03, 2015			4,495,192
	Bway Holding Corporation	Ba3	B
912,000	Term Loan, 5.522%, maturing June 16, 2017			919,410
85,500	Term Loan, 5.560%, maturing June 16, 2017			86,195
	Graham Packaging Company, L.P.	B1	B+
7,710,170	Term Loan, 6.750%, maturing April 05, 2014			7,787,272
	Graphic Packaging International, Inc.	Ba3	BB+
4,298,853	Term Loan, 2.288%, maturing May 16, 2014			4,237,328
	KLEOPATRA LUX 2 S.À. R.L	NR	NR
2,917,598	Term Loan, 3.242%, maturing January 03, 2016			2,445,918
	Pro Mach, Inc.	B1	B
2,298,719	Term Loan, 2.510%, maturing December 14, 2011			2,137,809
	Reynolds Group Holdings, Ltd.	B1	BB-
1,481,309	Term Loan, 6.750%, maturing May 05, 2016			1,497,202
	Reynolds Group Holdings, Ltd.	Ba3	BB
2,981,250	Term Loan, 6.250%, maturing May 05, 2016			3,008,579
4,100,000	Term Loan, 6.500%, maturing May 05, 2016			4,138,142
	Smurfit-Stone Container Corporation	B2	BB+
3,885,263	Term Loan, 6.750%, maturing July 15, 2016			3,940,608
	Xerium Technologies, Inc.	Ba3	BB-
1,347,474	Term Loan, 6.500%, maturing November 25, 2014			1,349,158
137,031	Term Loan, 6.500%, maturing November 25, 2014			137,203
365,417	Term Loan, 6.500%, maturing November 25, 2014			365,873
319,740	Term Loan, 6.500%, maturing November 25, 2014			320,139
570,964	Term Loan, 6.500%, maturing November 25, 2014			571,677
	Xerium Technologies, Inc.	B3	B+
5,418,458	Term Loan, 8.250%, maturing May 25, 2015			5,228,812
				42,666,517

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Fair Value
Data and Internet Services: 7.9%
			Activant Solutions, Inc.	B1	B
	$84,525		Term Loan, 2.813%, maturing May 01, 2013			$83,362
	2,575,953		Term Loan, 4.813%, maturing May 02, 2013			2,540,533
			Amadeus IT Group, S.A.	NR	NR
EUR	1,268,581		Term Loan, 4.314%, maturing July 01, 2013			1,611,986
EUR	1,268,581		Term Loan, 4.814%, maturing July 01, 2014			1,611,986
			Aspect Software, Inc.	Ba3	B+
	$1,243,750		Term Loan, 6.250%, maturing April 19, 2016			1,241,677
			Audatex North America, Inc.	Ba2	BB
	1,060,471		Term Loan, 2.063%, maturing May 16, 2014			1,049,867
			AutoTrader.com, Inc.	Ba3	BB+
	1,350,000		Term Loan, 6.000%, maturing June 14, 2016			1,357,594
			Carlson Wagonlit Holdings, B.V.	B2	B-
	3,654,102		Term Loan, 4.038%, maturing August 04, 2014			3,464,546
			Dealer Computer Services, Inc.	Ba3	BB-
	5,057,967		Term Loan, 5.250%, maturing April 21, 2017			5,075,670
			Fifth Third Processing Solutions	Ba3	BB-
	1,200,000		Term Loan, 5.500%, maturing November 01, 2016			1,208,100
			First American Payment Systems	B1	B+
	2,250,000		Term Loan, 6.750%, maturing October 04, 2016			2,250,000
			First Data Corporation	B1	B+
	3,438,770		Term Loan, 3.003%, maturing September 24, 2014			3,108,373
	2,861,843		Term Loan, 3.003%, maturing September 24, 2014			2,586,227
	7,758,322		Term Loan, 3.003%, maturing September 24, 2014			7,025,245
			Information Solutions Company	Ba2	BB+
	623,438		Term Loan, 4.750%, maturing April 12, 2016			627,724
			Orbitz Worldwide, Inc.	B2	B+
	3,159,183		Term Loan, 3.275%, maturing July 25, 2014			3,001,224
			Sabre, Inc.	B1	B
	11,849,782		Term Loan, 2.268%, maturing September 30, 2014			11,112,132
			SAVVIS Communications Corporation	B1	B
	2,000,000		Term Loan, 6.750%, maturing August 04, 2016			2,026,000
			Ship US Bidco, Inc.	Ba2	BB
	1,900,000	(5)	Term Loan, maturing October 15, 2017			1,911,875
			Sungard Data Systems, Inc.	Ba3	BB
	247,164		Term Loan, 2.003%, maturing February 28, 2014			241,602
	1,467,544		Term Loan, 6.750%, maturing February 28, 2014			1,477,021
	6,687,515		Term Loan, 3.910%, maturing February 26, 2016			6,639,452

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Fair Value
Data and Internet Services: (continued)
			Trans Union, LLC	Ba3	BB-
	$3,411,450		Term Loan, 6.750%, maturing June 15, 2017			$3,460,063
			Transfirst Holdings, Inc.	B2	B
	1,989,717		Term Loan, 3.040%, maturing June 15, 2014			1,828,053
			Travelport, Inc.	Ba3	B
	136,295		Term Loan, 4.789%, maturing August 21, 2015			131,320
	967,500		Term Loan, 4.962%, maturing August 21, 2015			932,186
	598,833		Term Loan, 4.963%, maturing August 21, 2015			576,976
						68,180,794
Diversified / Conglomerate Manufacturing: 2.6%
			Brand Services, Inc.	B1	B
	2,633,981		Term Loan, 2.563%, maturing February 07, 2014			2,522,037
	1,152,204		Term Loan, 3.563%, maturing February 07, 2014			1,116,197
			Clopay Ames True Temper Holding Corporation	B1	BB+
	1,700,000		Term Loan, 7.750%, maturing September 28, 2016			1,712,750
			Dresser, Inc.	B2	B+
	4,813,677		Term Loan, 2.534%, maturing May 04, 2014			4,797,132
			Edwards (Cayman Islands II), Ltd.	B3	B+
	1,905,276		Term Loan, 2.294%, maturing May 31, 2014			1,846,927
			EPD, Inc.	NR	NR
	175,869		Term Loan, 2.760%, maturing July 31, 2014			153,373
	1,227,921		Term Loan, 2.760%, maturing July 31, 2014			1,070,849
			Ferretti S.P.A.	NR	NR
EUR	385,205	(3)	Term Loan, 3.472%, maturing January 31, 2015			258,073
EUR	385,868	(3)	Term Loan, 3.972%, maturing January 31, 2016			258,517
EUR	65,586	(3)	Term Loan, 6.627%, maturing January 31, 2017			40,528
			Manitowoc Company, Inc. (The)	Ba2	BB
	$622,541		Term Loan, 5.313%, maturing November 06, 2013			626,951
	449,706		Term Loan, 8.000%, maturing November 06, 2014			456,227
			Rexnord Corporation / RBS Global, Inc.	Ba3	BB-
	943,967		Term Loan, 2.563%, maturing July 19, 2013			929,217
	1,000,000		Term Loan, 2.813%, maturing July 19, 2013			984,375
			Sensata Technologies, B.V.	B1	BB
	5,008,613		Term Loan, 2.038%, maturing April 26, 2013			4,858,355
			Sensus Metering Systems, Inc.	Ba2	NR
	349,386		Term Loan, 2.272%, maturing December 17, 2010			350,696
						21,982,204

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Fair Value
Diversified / Conglomerate Service: 3.9%
		Affinion Group, Inc.	Ba2	BB-
	$2,487,500	Term Loan, 5.000%, maturing October 10, 2016			$2,477,135
		AlixPartners, LLP	Ba3	BB
	2,574,688	Term Loan, 2.299%, maturing October 12, 2013			2,536,067
		Brock Holdings, Inc.	B3	B
	1,492,977	Term Loan, 2.806%, maturing February 26, 2014			1,407,130
		Catalina Marketing Corporation	Ba2	BB-
	4,207,737	Term Loan, 3.006%, maturing October 01, 2014			4,130,159
		Coach America Holdings, Inc.	B2	B
	1,250,997	Term Loan, 3.040%, maturing April 18, 2014			1,007,053
	267,307	Term Loan, 3.040%, maturing April 20, 2014			215,182
		Fidelity National Information Services, Inc.	Ba1	BBB-
	3,300,000	Term Loan, 5.250%, maturing July 18, 2016			3,340,943
		ISS Holding A/S	NR	NR
EUR	424,609	Term Loan, 2.879%, maturing December 31, 2013			533,501
EUR	227,055	Term Loan, 2.879%, maturing December 31, 2013			285,284
EUR	3,032,921	Term Loan, 2.879%, maturing December 31, 2013			3,810,719
EUR	42,895	Term Loan, 2.879%, maturing December 31, 2013			53,895
EUR	240,402	Term Loan, 2.879%, maturing December 31, 2013			302,053
EUR	32,118	Term Loan, 2.879%, maturing December 31, 2013			40,354
		ISTA International GmbH	NR	NR
EUR	1,617,426	Term Loan, 3.036%, maturing May 14, 2015			1,881,424
EUR	377,847	Term Loan, 3.036%, maturing May 14, 2015			439,520
		ServiceMaster Company	B1	B+
	$270,951	Term Loan, 2.760%, maturing July 24, 2014			257,048
	2,720,801	Term Loan, 2.771%, maturing July 24, 2014			2,581,191
		Valleycrest Companies, LLC	B2	CCC+
	1,665,107	Term Loan, 2.290%, maturing March 12, 2014			1,558,956
		Vertafore, Inc.	B1	B+
	748,125	Term Loan, 6.750%, maturing July 29, 2016			752,240
		West Corporation	Ba3	BB-
	940,091	Term Loan, 2.631%, maturing October 24, 2013			930,837
	2,309,581	Term Loan, 4.506%, maturing July 15, 2016			2,315,355
	2,607,827	Term Loan, 4.509%, maturing July 15, 2016			2,609,681
					33,465,727

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Fair Value
Diversified Natural Resources, Precious Metals & Minerals: 0.9%
			Georgia Pacific, LLC	Ba1	BBB+
	$4,347,379		Term Loan, 2.292%, maturing December 21, 2012			$4,347,380
	3,808,054		Term Loan, 3.541%, maturing December 23, 2014			3,822,631
						8,170,011
Ecological: 0.1%
			Synagro Technologies, Inc.	B3	CCC+
	870,750		Term Loan, 2.260%, maturing April 02, 2014			774,967
			Synagro Technologies, Inc.	Caa3	CCC-
	485,000		Term Loan, 5.010%, maturing October 02, 2014			401,338
						1,176,305
Electronics: 2.0%
			Aeroflex, Inc.	Ba2	BB-
	945,529		Term Loan, 4.313%, maturing August 15, 2014			934,892
			Brocade Communications Systems, Inc.	Ba2	BBB-
	661,136		Term Loan, 7.000%, maturing October 07, 2013			669,400
			FCI International, S.A.S.	B2	NR
	311,229		Term Loan, 2.790%, maturing September 30, 2012			303,448
	284,586		Term Loan, 2.790%, maturing September 30, 2012			276,048
			Freescale Semiconductor, Inc.	B2	B-
	6,311,820		Term Loan, 4.508%, maturing December 01, 2016			5,958,971
			Infor Enterprise Solutions Holdings, Inc.	B1	B+
	483,750		Term Loan, 5.010%, maturing July 28, 2015			452,306
EUR	721,875		Term Loan, 5.753%, maturing July 28, 2015			878,046
	$901		Term Loan, 6.010%, maturing July 28, 2015			854
	23,557		Term Loan, 6.010%, maturing July 28, 2015			22,214
			Infor Enterprise Solutions Holdings, Inc.	Caa2	CCC+
EUR	500,000		Term Loan, 7.046%, maturing March 02, 2014			461,819
			Intersil Corporation	Ba2	BB+
	$498,750		Term Loan, 4.750%, maturing April 27, 2016			502,491
			Kronos, Inc.	Ba3	B+
	3,097,851		Term Loan, 2.039%, maturing June 11, 2014			3,029,442
			Microsemi Corporation	Ba1	BB+
	1,800,000	(5)	Term Loan, maturing November 02, 2017			1,818,751
			Redprairie Corporation	B2	B+
	995,000		Term Loan, 6.000%, maturing March 24, 2016			998,731
			Spansion, LLC	NR	BB-
	1,048,958		Term Loan, 6.500%, maturing January 08, 2015			1,062,070
						17,369,483

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Fair Value
Finance: 2.8%
		Interactive Data Corporation	Ba3	B+
$4,987,500		Term Loan, 6.750%, maturing January 27, 2017			$5,069,046
		LPL Holdings, Inc.	Ba3	B+
1,746,666		Term Loan, 2.039%, maturing June 28, 2013			1,745,938
5,498,006		Term Loan, 4.250%, maturing June 25, 2015			5,532,368
1,990,000		Term Loan, 5.250%, maturing June 28, 2017			2,014,875
		MSCI, Inc.	Ba2	BB+
4,973,753		Term Loan, 4.750%, maturing June 01, 2016			5,004,839
		Nuveen Investments, Inc.	B3	B
4,893,540		Term Loan, 3.289%, maturing November 13, 2014			4,579,649
					23,946,715
Gaming: 3.1%
		Cannery Casino Resorts, LLC	B3	B
456,265		Term Loan, 4.503%, maturing May 17, 2013			432,596
377,290		Term Loan, 4.503%, maturing May 20, 2013			357,718
	(2)	Fontainebleau Las Vegas, LLC	NR	NR
1,070,339	(3)	Term Loan, 6.000%, maturing June 06, 2014			216,744
535,170	(3)	Term Loan, 6.000%, maturing June 06, 2014			108,372
		Golden Nugget, Inc.	Caa3	CC
1,220,871		Term Loan, 3.260%, maturing June 30, 2014			991,958
2,144,742		Term Loan, 3.260%, maturing June 30, 2014			1,742,603
	(2)	Green Valley Ranch Gaming, LLC	C	NR
750,000	(3)	Term Loan, 3.507%, maturing August 16, 2014			24,531
		Harrahs Operating Company, Inc.	Caa1	B
2,415,817		Term Loan, 3.288%, maturing January 28, 2015			2,117,196
2,249,697		Term Loan, 3.288%, maturing January 28, 2015			1,975,094
3,166,830		Term Loan, 3.288%, maturing January 28, 2015			2,775,926
1,543,889		Term Loan, 9.500%, maturing October 31, 2016			1,600,434
		Isle Of Capri Casinos, Inc.	B1	B+
840,277		Term Loan, 5.000%, maturing November 25, 2013			832,819
2,973,826		Term Loan, 5.000%, maturing November 25, 2013			2,947,434
1,189,531		Term Loan, 5.000%, maturing November 25, 2013			1,178,974
		Las Vegas Sands, LLC	B1	BB-
1,026,170		Term Loan, 3.030%, maturing November 23, 2016			964,360
4,062,797		Term Loan, 3.030%, maturing November 23, 2016			3,823,156

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Fair Value
Gaming: (continued)
		Seminole Tribe Of Florida	Ba1	BBB-
	$16,314	Term Loan, 1.813%, maturing March 05, 2014			$15,886
		VML US Finance, LLC	B1	BB-
	865,858	Term Loan, 4.800%, maturing May 25, 2012			867,660
	1,592,817	Term Loan, 4.800%, maturing May 27, 2013			1,596,132
	2,117,891	Term Loan, 4.800%, maturing May 27, 2013			2,122,657
					26,692,250
Healthcare, Education and Childcare: 17.7%
		Bausch & Lomb, Inc.	B1	BB-
	381,916	Term Loan, 3.506%, maturing April 24, 2015			376,274
	1,574,899	Term Loan, 3.527%, maturing April 24, 2015			1,551,633
		Biomet, Inc.	B1	BB-
	5,918,653	Term Loan, 3.281%, maturing March 25, 2015			5,870,552
		Bright Horizons Family Solutions, Inc.	Ba2	BB-
	460,000	Term Loan, 7.500%, maturing May 28, 2015			462,300
		Catalent Pharma Solutions, Inc.	Ba3	BB-
	6,364,000	Term Loan, 2.506%, maturing April 10, 2014			6,024,589
		CHG Medical Staffing, Inc.	Ba3	B+
	2,000,000	Term Loan, 7.250%, maturing October 05, 2016			2,021,250
		CHS/Community Health Systems, Inc.	Ba3	BB
	1,922,625	Term Loan, 2.544%, maturing July 25, 2014			1,882,249
	37,438,007	Term Loan, 2.544%, maturing July 25, 2014			36,651,809
		Concentra Operating Corporation	Ba3	B+
	1,883,055	Term Loan, 2.540%, maturing June 25, 2014			1,873,639
		CRC Health Corporation	B1	B+
	902,331	Term Loan, 2.539%, maturing February 06, 2013			866,238
	944,252	Term Loan, 2.539%, maturing February 06, 2013			906,482
		Davita, Inc.	Ba2	BB
	1,250,000	Term Loan, 4.500%, maturing October 20, 2016			1,256,505
		Emdeon Business Services, LLC	Ba3	BB
	2,253,932	Term Loan, 2.260%, maturing November 16, 2013			2,218,012
	538,462	Term Loan, 4.500%, maturing November 18, 2013			541,042
		EMSC, L.P.	Baa3	BB+
	1,975,000	Term Loan, 3.253%, maturing April 08, 2015			1,972,531
		Gambro Holding AB	NR	NR
	1,670,984	Term Loan, 2.534%, maturing June 05, 2014			1,551,229
SEK	2,146,343	Term Loan, 3.735%, maturing June 05, 2014			283,845
SEK	2,111,070	Term Loan, 3.735%, maturing June 05, 2014			279,180
	$1,670,984	Term Loan, 3.284%, maturing June 05, 2015			1,551,229
SEK	2,146,343	Term Loan, 4.485%, maturing June 05, 2015			283,845
SEK	2,111,070	Term Loan, 4.485%, maturing June 05, 2015			279,180

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Fair Value
Healthcare, Education and Childcare: (continued)
			Grifols, S.A.	Ba3	BB
	$2,850,000	(5)	Term Loan, maturing October 15, 2016			$2,882,826
			Harlan Sprague Dawley, Inc.	B3	B
	2,433,125		Term Loan, 3.780%, maturing July 11, 2014			2,191,839
			HCA, Inc.	Ba3	BB
	5,009,376		Term Loan, 2.539%, maturing November 18, 2013			4,915,711
	12,013,480		Term Loan, 3.539%, maturing March 31, 2017			11,889,562
			Health Management Associates, Inc.	B1	BB-
	3,579,887		Term Loan, 2.039%, maturing February 28, 2014			3,494,456
			HGI Holding, Inc.	B1	B+
	2,250,000		Term Loan, 6.750%, maturing September 29, 2016			2,264,063
			Iasis Healthcare, LLC	Ba2	B+
	1,244,276		Term Loan, 2.256%, maturing March 14, 2014			1,212,133
	3,595,015		Term Loan, 2.256%, maturing March 14, 2014			3,502,145
	339,445		Term Loan, 2.265%, maturing March 14, 2014			330,676
			IM US Holdings, LLC	Ba2	BB
	4,368,903		Term Loan, 2.268%, maturing June 26, 2014			4,293,815
	1,000,000		IM US Holdings, LLC Term Loan, 4.506%, maturing June 26, 2015	B1	B-	973,125
			IMS Health, Inc.	Ba3	BB
EUR	989,818		Term Loan, 5.500%, maturing January 31, 2016			1,292,482
	$1,980,480		Term Loan, 5.250%, maturing February 26, 2016			2,003,172
			inVentiv Health, Inc.	Ba3	BB-
	2,134,650		Term Loan, 6.500%, maturing August 04, 2016			2,149,994
			Medassets, Inc.	Ba3	BB-
	1,750,000	(5)	Term Loan, 5.250%, maturing November 15, 2016			1,762,031
			Molnlycke Health Care Group	NR	NR
EUR	200,000		Term Loan, 2.796%, maturing March 30, 2015			249,691
GBP	250,000		Term Loan, 2.583%, maturing March 31, 2015			370,200
EUR	170,016		Term Loan, 3.046%, maturing March 30, 2016			212,258
GBP	203,835		Term Loan, 2.833%, maturing March 31, 2016			301,839

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Fair Value
Healthcare, Education and Childcare: (continued)
			National Mentor, Inc.	Ba3	B
	$9,492		Term Loan, 2.150%, maturing June 29, 2013			$8,852
	1,161,035		Term Loan, 2.290%, maturing June 29, 2013			1,082,665
			Nyco Holdings 3 ApS	NR	NR
EUR	504,944		Term Loan, 4.796%, maturing December 29, 2014			615,621
EUR	81,310		Term Loan, 4.796%, maturing December 29, 2014			99,132
EUR	1,317,855		Term Loan, 4.796%, maturing December 29, 2014			1,606,712
EUR	51,795		Term Loan, 4.796%, maturing December 29, 2014			63,148
EUR	366,234		Term Loan, 4.796%, maturing December 29, 2014			446,508
EUR	1,317,531		Term Loan, 5.296%, maturing December 29, 2015			1,606,317
EUR	366,144		Term Loan, 5.296%, maturing December 29, 2015			446,398
EUR	81,290		Term Loan, 5.296%, maturing December 29, 2015			99,108
EUR	504,819		Term Loan, 5.296%, maturing December 29, 2015			615,469
EUR	51,782		Term Loan, 5.296%, maturing December 29, 2015			63,132
			Quintiles Transnational Corporation	Ba2	BB
	$2,885,467		Term Loan, 2.290%, maturing March 29, 2013			2,849,399
			Renal Advantage, Inc.	Ba3	B
	3,192,000		Term Loan, 6.000%, maturing June 03, 2016			3,205,965
			Rural/Metro Operating Company, LLC	Ba3	BB
	1,000,000	(5)	Term Loan, 5.000%, maturing November 24, 2016			1,011,033
			Skilled Healthcare Group, Inc.	B1	B+
	1,243,750		Term Loan, 5.250%, maturing April 08, 2016			1,218,356
			Sterigenics International, Inc.	B3	B+
	1,681,310		Term Loan, 2.550%, maturing November 21, 2013			1,618,261
			Sun Healthcare Group, Inc.	Ba2	B+
	1,500,000		Term Loan, 7.500%, maturing October 15, 2016			1,487,813
			Surgical Care Affiliates, LLC	Ba3	B
	2,902,500		Term Loan, 2.289%, maturing December 29, 2014			2,775,516
			Team Health, Inc.	B1	BB
	987,665		Term Loan, 2.286%, maturing November 23, 2012			969,558

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Fair Value
Healthcare, Education and Childcare: (continued)
		United Surgical Partners International, Inc.	Ba3	B
	$1,618,710	Term Loan, 2.274%, maturing April 19, 2014			$1,559,020
	305,843	Term Loan, 2.260%, maturing April 21, 2014			294,565
		Universal Health Services, Inc.	Ba2	BB+
	3,125,000	Term Loan, 5.500%, maturing November 15, 2016			3,164,878
		Vanguard Health Holdings Company II, LLC	Ba2	BB-
	2,238,764	Term Loan, 5.000%, maturing January 29, 2016			2,252,524
		VWR International, Inc.	B1	B+
EUR	2,450,636	Term Loan, 3.296%, maturing June 29, 2014			3,039,255
	$1,470,382	Term Loan, 2.756%, maturing June 30, 2014			1,420,297
		Warner Chilcott Company, LLC	Ba3	BB
	1,081,239	Term Loan, 6.000%, maturing October 30, 2014			1,083,266
	521,924	Term Loan, 6.250%, maturing April 30, 2015			526,300
	869,098	Term Loan, 6.250%, maturing April 30, 2015			876,384
	943,627	Term Loan, 6.500%, maturing February 22, 2016			953,727
	306,373	Term Loan, 6.500%, maturing February 22, 2016			309,874
					152,364,684
Home & Office Furnishings: 0.9%
		Global Garden Products Italy S.P.A.	NR	NR
EUR	745,552	Term Loan, 3.384%, maturing August 31, 2016			853,502
EUR	745,552	Term Loan, 3.384%, maturing August 31, 2017			853,502
		Hilding Anders	NR	NR
SEK	25,364,613	Term Loan, 4.470%, maturing March 31, 2015			2,956,900
EUR	324,872	Term Loan, 4.130%, maturing April 25, 2015			343,595
		National Bedding Company	B1	BB-
	$1,138,309	Term Loan, 2.313%, maturing February 28, 2013			1,121,234
		Springs Window Fashions, LLC	B2	B+
	2,032,825	Term Loan, 3.063%, maturing December 31, 2012			1,952,783
					8,081,516
Insurance: 2.0%
		AmWINS Group, Inc.	B2	B-
	1,898,650	Term Loan, 2.796%, maturing June 08, 2013			1,779,985

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Fair Value
Insurance: (continued)
		Applied Systems, Inc.	B1	B-
$1,183,138		Term Loan, 2.756%, maturing September 26, 2013			$1,175,743
		C.G. JCF Corporation	B2	B
2,754,120		Term Loan, 3.260%, maturing August 01, 2014			2,671,495
		Conseco, Inc.	B2	B-
2,283,764		Term Loan, 7.500%, maturing October 10, 2013			2,285,191
		HMSC Corporation	B3	B-
2,486,845		Term Loan, 2.506%, maturing April 03, 2014			2,101,384
		Hub International, Ltd.	B2	B
445,259		Term Loan, 2.789%, maturing June 13, 2014			433,571
1,980,856		Term Loan, 2.789%, maturing June 13, 2014			1,928,858
990,000		Term Loan, 6.750%, maturing June 13, 2014			993,300
		Sedgwick Holdings, Inc.	B1	B+
1,393,000		Term Loan, 5.500%, maturing May 27, 2016			1,403,448
		USI Holdings Corporation	B2	B-
594,000		Term Loan, 7.000%, maturing April 15, 2014			582,417
2,231,373		Term Loan, 2.760%, maturing May 05, 2014			2,116,085
					17,471,477
Leisure, Amusement, Entertainment: 3.2%
		24 Hour Fitness Worldwide, Inc.	Ba3	B+
2,244,375		Term Loan, 6.750%, maturing April 22, 2016			2,166,524
		Alpha D2, Ltd.	NR	NR
1,221,225		Term Loan, 2.381%, maturing December 31, 2013			1,120,474
824,903		Term Loan, 2.381%, maturing December 31, 2013			756,848
		AMF Bowling Worldwide, Inc.	B2	B
1,824,794		Term Loan, 2.753%, maturing June 08, 2013			1,613,233
		Cedar Fair, L.P.	Ba2	BB-
3,117,188		Term Loan, 5.500%, maturing December 15, 2016			3,158,378
		HIT Entertainment, Inc.	B1	CCC+
1,930,756		Term Loan, 5.536%, maturing June 01, 2012			1,877,177
		Live Nation Entertainment, Inc.	Ba2	BB-
995,000		Term Loan, 4.500%, maturing November 07, 2016			994,162
		Metro-Goldwyn-Mayer, Inc.	Ba3	B+
15,743,161	(3)	Term Loan, 20.500%, maturing April 09, 2012			7,055,991
3,691,110	(3)	Term Loan, 20.500%, maturing April 09, 2012			1,654,333

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Fair Value
Leisure, Amusement, Entertainment: (continued)
		NEP II, Inc.	B1	B
	$4,205,581	Term Loan, 2.544%, maturing February 16, 2014			$4,016,330
		Regal Cinemas Corporation	Ba3	BB-
	2,955,675	Term Loan, 3.789%, maturing November 21, 2016			2,970,453
					27,383,903
Lodging: 1.7%
		Audio Visual Services Corporation	NR	NR
	970,000	Term Loan, 2.540%, maturing February 28, 2014			790,550
		HdC Mezz 1 Partners, L.P.	B1	B+
	16,400,000	Term Loan, 2.004%, maturing January 15, 2011			13,776,000
					14,566,550
Machinery: 0.9%
		Alliance Laundry Systems, LLC	B1	B+
	500,000	Term Loan, 6.250%, maturing September 23, 2016			506,459
		Bucyrus International, Inc.	Ba2	BB+
	2,985,253	Term Loan, 4.250%, maturing February 19, 2016			3,005,761
		Kion Group GmbH	NR	NR
	507,587	Term Loan, 4.006%, maturing December 23, 2014			424,343
EUR	1,257,708	Term Loan, 4.546%, maturing December 23, 2014			1,400,545
	$507,587	Term Loan, 4.256%, maturing December 23, 2015			424,343
EUR	1,163,220	Term Loan, 4.796%, maturing December 23, 2015			1,295,326
		NACCO Materials Handling Group, Inc.	NR	NR
	$989,664	Term Loan, 2.085%, maturing March 22, 2013			937,707
					7,994,484
Mining, Steel, Iron & Nonprecious Metals: 1.4%
		Fairmount Minerals, Ltd.	B1	BB
	2,100,000	Term Loan, 6.273%, maturing August 05, 2016			2,130,624
		Noranda Aluminum Acquisition Corporation	Ba3	B+
	1,617,464	Term Loan, 2.006%, maturing May 18, 2014			1,593,202
		Novelis, Inc.	Ba1	BB-
	2,201,683	Term Loan, 2.260%, maturing July 06, 2014			2,191,650
	2,660,808	Term Loan, 2.260%, maturing July 07, 2014			2,648,682
		Oxbow Carbon, LLC	Ba3	BB
	3,378,180	Term Loan, 2.289%, maturing May 08, 2014			3,369,735
					11,933,893

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Fair Value
Non-North American Cable: 2.6%
			Casema Bidco / Serpering Investments, B.V.	NR	NR
EUR	227,032		Term Loan, 3.546%, maturing September 15, 2014			$291,495
EUR	499,525		Term Loan, 3.546%, maturing September 15, 2014			641,361
EUR	287,729		Term Loan, 3.546%, maturing September 15, 2014			369,427
EUR	31,025		Term Loan, 4.296%, maturing September 14, 2015			39,835
			Numericable / YPSO France, S.A.S.	NR	NR
EUR	171,371		Term Loan, 4.626%, maturing June 16, 2014			174,169
EUR	66,096		Term Loan, 4.664%, maturing June 16, 2014			67,176
EUR	107,842		Term Loan, 4.664%, maturing June 16, 2014			109,603
EUR	234,065		Term Loan, 5.164%, maturing December 31, 2015			237,615
EUR	439,625		Term Loan, 5.164%, maturing December 31, 2015			446,292
			UPC Broadband Holding, B.V.	Ba3	B+
	$1,055,136		Term Loan, 4.251%, maturing December 30, 2016			1,040,079
EUR	4,268,168		Term Loan, 4.560%, maturing December 31, 2016			5,200,030
	$1,944,864		Term Loan, 4.251%, maturing December 29, 2017			1,913,260
EUR	3,078,704		Term Loan, 4.810%, maturing December 31, 2017			3,767,907
			Virgin Media Investment Holdings, Ltd.	Ba1	BB+
GBP	5,000,000		Term Loan, 4.778%, maturing December 31, 2015			7,722,236
						22,020,485
North American Cable: 11.6%
			Atlantic Broadband	Ba3	B+
	$2,250,000	(5)	Term Loan, maturing November 08, 2015			2,264,063
			Block Communications, Inc.	Ba1	BB
	952,500		Term Loan, 2.289%, maturing December 22, 2011			923,925
			Bresnan Communications, LLC	B1	BB-
	1,231,250		Term Loan, 2.260%, maturing June 30, 2013			1,225,340
	1,711,282		Term Loan, 2.260%, maturing September 30, 2013			1,703,068
			Cequel Communications, LLC	Ba3	BB-
	27,948,418		Term Loan, 2.253%, maturing November 05, 2013			27,708,145

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Fair Value
North American Cable: (continued)
		Charter Communications Operating, LLC	Ba1	BB+
$1,520,431		Term Loan, 2.260%, maturing March 06, 2014			$1,490,880
13,853,488		Term Loan, 3.540%, maturing September 06, 2016			13,589,412
		CSC Holdings, Inc.	Baa3	BBB-
19,677,176		Term Loan, 2.003%, maturing March 29, 2016			19,557,637
		Insight Midwest Holdings, LLC	Ba3	B+
8,276,372		Term Loan, 2.021%, maturing April 07, 2014			8,033,254
		Knology, Inc.	B1	B+
1,600,000		Term Loan, 5.500%, maturing October 17, 2016			1,608,000
		Mediacom Broadband, LLC	Ba3	BB-
8,086,940		Term Loan, 2.010%, maturing January 31, 2015			7,803,897
		Mediacom LLC Group	Ba3	BB-
3,990,000		Term Loan, 4.500%, maturing October 23, 2017			3,915,188
3,564,000		Term Loan, 5.500%, maturing March 31, 2017			3,546,180
		San Juan Cable, LLC	B1	BB-
1,668,745		Term Loan, 2.050%, maturing October 31, 2012			1,652,058
		WideOpenWest Finance, LLC	B1	B-
5,702,357		Term Loan, 2.753%, maturing June 28, 2014			5,319,233
					100,340,280
Oil & Gas: 0.8%
		CGGVeritas Services, Inc.	Ba1	BB
1,963,126		Term Loan, 5.500%, maturing January 12, 2016			1,972,942
		Hercules Offshore, LLC	Caa1	B-
1,154,823		Term Loan, 6.000%, maturing July 11, 2013			1,073,444
		MEG Energy Corporation	B1	BBB-
3,427,044		Term Loan, 6.000%, maturing April 03, 2016			3,436,324
					6,482,710
Other Broadcasting and Entertainment: 1.9%
		Getty Images, Inc.	Ba2	BB
3,500,000	(5)	Term Loan, maturing November 07, 2016			3,535,438
		TWCC Holding Corporation	Ba2	BB
1,957,801		Term Loan, 5.000%, maturing September 14, 2015			1,971,874
		Nielson Finance, LLC	Ba3	BB-
169,252		Term Loan, 2.253%, maturing August 09, 2013			166,467
5,926,496		Term Loan, 4.003%, maturing May 02, 2016			5,887,338
4,743,557		Term Loan, 4.003%, maturing May 02, 2016			4,677,147
					16,238,264

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Fair Value
Other Telecommunications: 2.3%
			Alaska Communications Systems Holdings, Inc.	Ba3	BB-
	$2,000,000		Term Loan, 6.250%, maturing October 15, 2016			$2,014,062
			Asurion Corporation	Ba3	B+
	5,197,500		Term Loan, 3.263%, maturing July 03, 2014			4,858,482
	2,500,000		Term Loan, 6.750%, maturing March 31, 2015			2,470,983
			BCM Ireland Holdings, Ltd.	B2	B
EUR	1,679,980		Term Loan, 2.671%, maturing September 30, 2014			1,650,041
EUR	1,680,261		Term Loan, 2.921%, maturing September 30, 2015			1,650,317
			Consolidated Communications, Inc.	B1	B+
	$1,000,000		Term Loan, 2.760%, maturing December 31, 2014			970,000
		(2)	Hawaiian Telcom Communications, Inc.	NR	NR
	938,165		Term Loan, 9.000%, maturing November 01, 2015			946,081
			Kentucky Data Link, Inc.	B1	B-
	2,492,742		Term Loan, 4.500%, maturing February 26, 2014			2,474,046
			U.S. Telepacific Corporation	B1	CCC+
	3,084,500		Term Loan, 9.250%, maturing August 17, 2015			3,117,273
						20,151,285
Personal & Nondurable Consumer Products: 2.1%
			Advantage Sales & Marketing, Inc.	Ba3	B+
	1,990,000		Term Loan, 5.000%, maturing May 05, 2016			1,992,488
			Bushnell, Inc.	B2	B-
	1,659,702		Term Loan, 4.540%, maturing August 24, 2013			1,535,224
			Fender Musical Instruments Corporation	B2	B
	1,991,672		Term Loan, 2.540%, maturing June 09, 2014			1,832,338
	1,006,136		Term Loan, 2.550%, maturing June 09, 2014			925,645
			Hillman Group (The), Inc.	Ba3	B+
	897,750		Term Loan, 5.500%, maturing May 27, 2016			901,117
			Huish Detergents, Inc.	Ba2	BB
	1,632,503		Term Loan, 2.010%, maturing April 26, 2014			1,566,387
			Information Resources, Inc.	Ba3	B
	266,554		Term Loan, 3.422%, maturing May 16, 2014			262,555
			Jarden Corporation	Ba1	BB+
	3,622,338		Term Loan, 3.539%, maturing January 26, 2015			3,651,002

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Fair Value
Personal & Nondurable Consumer Products: (continued)
			KIK Custom Products, Inc.	B3	CCC+
	$1,681,446		Term Loan, 2.540%, maturing June 02, 2014			$1,454,451
	288,248		Term Loan, 2.540%, maturing June 02, 2014			249,334
			Spectrum Brands, Inc.	B2	B
	2,240,000		Term Loan, 8.000%, maturing June 16, 2016			2,289,701
			Yankee Candle Company, Inc.	Ba3	BB-
	1,553,135		Term Loan, 2.260%, maturing February 06, 2014			1,522,655
						18,182,897
Personal, Food & Miscellaneous: 4.4%
			Acosta, Inc.	B1	B
	4,700,470		Term Loan, 2.510%, maturing July 28, 2013			4,639,716
			Advance Pierre Foods	B1	B+
	4,000,000		Term Loan, 7.001%, maturing September 30, 2016			3,976,668
			Burger King Corporation	Ba3	BB-
	3,440,860		Term Loan, 6.250%, maturing October 19, 2016			3,491,541
EUR	2,000,000		Term Loan, 6.500%, maturing October 19, 2016			2,625,215
			Dennys, Inc.	B1	B+
	$2,100,000		Term Loan, 6.500%, maturing September 20, 2016			2,113,125
			DineEquity, Inc.	Ba2	BB-
	2,366,050		Term Loan, 6.000%, maturing October 19, 2017			2,402,265
			Dunkin Brands, Inc.	B1	B+
	1,520,000	(5)	Term Loan, maturing November 18, 2017			1,536,626
			N.E.W. Customer Services Companies, Inc.	Ba3	B+
	2,632,143		Term Loan, 6.000%, maturing March 23, 2016			2,618,161
			NBTY, Inc.	Ba3	BB-
	2,898,734		Term Loan, 6.250%, maturing October 02, 2017			2,939,099
			OSI Restaurant Partners, Inc.	B3	B+
	671,679		Term Loan, 2.586%, maturing June 14, 2013			631,274
	7,136,856		Term Loan, 2.625%, maturing June 14, 2014			6,707,530
			Seminole Hard Rock Entertainment, Inc.	B2	BB
	750,000		Floating Rate Note, 2.571%, maturing March 15, 2014			665,625
			Wendys/Arbys Restaurants, LLC	Ba2	BB
	1,496,250		Term Loan, 5.000%, maturing May 24, 2017			1,505,383
			Whitelabel IV, S.A.	Ba3	B+
EUR	583,833		Term Loan, 5.000%, maturing August 11, 2017			764,825
EUR	966,167		Term Loan, 5.000%, maturing August 16, 2017			1,265,684
						37,882,737

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Fair Value
Printing & Publishing: 8.5%
			Black Press, Ltd.	B1	B-
	$1,262,286		Term Loan, 2.294%, maturing August 02, 2013			$1,136,057
	766,388		Term Loan, 2.294%, maturing August 02, 2013			689,749
			Caribe Information Investments Inc.	B3	CCC-
	1,836,411		Term Loan, 2.540%, maturing March 31, 2013			1,239,578
			Cengage Learning, Inc.	B2	B+
	6,975,978		Term Loan, 2.540%, maturing July 03, 2014			6,452,779
			Cenveo Corporation	Ba2	BB
	15,637		Term Loan, 4.792%, maturing June 21, 2013			15,603
	967,538		Term Loan, 4.792%, maturing June 21, 2013			965,422
			CW Acquisition Limited Partnership	Ba3	BB
	1,894,406		Term Loan, 9.000%, maturing July 13, 2016			1,939,398
			Dex Media East, LLC	B1	B+
	3,920,154	(5)	Term Loan, 2.795%, maturing October 24, 2014			2,920,515
			Dex Media West, LLC	Ba3	B+
	2,108,320		Term Loan, 7.000%, maturing October 24, 2014			1,801,560
			Flint Group Holdings S.A.R.L.	NR	NR
	841,151		Term Loan, 2.713%, maturing December 31, 2014			791,734
	353,279		Term Loan, 2.713%, maturing December 31, 2014			332,524
	1,277,104		Term Loan, 2.713%, maturing December 31, 2015			1,202,074
	2,333,333		Term Loan, 2.713%, maturing May 29, 2015			2,196,250
EUR	666,667		Term Loan, 3.393%, maturing May 29, 2015			835,828
			Hanley Wood, LLC	Caa1	CCC
	$1,654,278		Term Loan, 2.563%, maturing March 08, 2014			760,141
			Intermedia Outdoor, Inc.	NR	NR
	1,582,388		Term Loan, 3.039%, maturing January 31, 2013			1,428,106
			Mediannuaire Holding	NR	NR
EUR	1,487,172		Term Loan, 3.129%, maturing October 10, 2014			1,302,269
EUR	1,486,320		Term Loan, 3.629%, maturing October 09, 2015			1,301,522
			Merrill Communications, LLC	B2	B-
	$3,761,595		Term Loan, 8.500%, maturing December 24, 2012			3,695,767
			Nelson Canada	B1	B
	2,812,546		Term Loan, 2.789%, maturing July 05, 2014			2,517,229

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Fair Value
Printing & Publishing: (continued)
			PagesJaunes Groupe, S.A.	NR	NR
EUR	800,000		Term Loan, 2.629%, maturing November 22, 2013			$864,773
			PBL Media	B1	NR
AUD	24,331,191		Term Loan, 7.428%, maturing February 05, 2013			21,160,523
			Penton Media, Inc.	Caa1	CCC+
	$1,650,353		Term Loan, 5.000%, maturing August 01, 2014			1,243,265
			Quad/Graphics, Inc.	Ba2	BB+
	1,795,500		Term Loan, 5.500%, maturing April 14, 2016			1,763,316
			R.H. Donnelley Corporation	B1	B
	4,260,290	(5)	Term Loan, 9.000%, maturing October 24, 2014			3,070,071
			Source Media, Inc.	B2	B
	2,515,824		Term Loan, 7.000%, maturing November 08, 2011			2,415,191
			Springer Science + Business Media, S.A.	B1	B+
	2,000,000		Term Loan, 6.751%, maturing June 17, 2016			2,000,000
			SuperMedia, Inc.	B3	B-
	6,819,315		Term Loan, 11.000%, maturing December 31, 2015			4,415,507
			Thomas Nelson Publishers	Caa2	CCC
	995,515		Term Loan, 9.000%, maturing June 14, 2016			970,627
		(2)	Tribune Company	NR	NR
	1,491,225	(3)	Term Loan, 5.250%, maturing June 04, 2014			950,241
			Yell Group, PLC	NR	NR
	1,690,294		Term Loan, 4.006%, maturing July 31, 2014			747,955
						73,125,574
Radio and TV Broadcasting: 4.4%
			Citadel Broadcasting Corporation	Ba2	BB+
	1,680,066		Term Loan, 11.000%, maturing June 03, 2015			1,774,761
			CMP KC, LLC	NR	NR
	1,338,663	(3)	Term Loan, 3.506%, maturing May 03, 2011			113,786
			CMP Susquehanna Corporation	Caa1	B-
	3,527,099		Term Loan, 2.313%, maturing May 05, 2013			3,161,163
			Cumulus Media, Inc.	Caa1	B-
	4,438,786		Term Loan, 4.003%, maturing June 11, 2014			4,101,437
			FoxCo Acquisition, LLC	B2	B
	1,082,208		Term Loan, 7.500%, maturing July 14, 2015			1,071,379
			Local TV Finance, LLC	B2	B-
	1,808,327		Term Loan, 2.290%, maturing May 07, 2013			1,726,199

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Fair Value
Radio and TV Broadcasting: (continued)
			Nexstar Broadcasting, Inc.	Ba3	BB-
	$583,538		Term Loan, 5.000%, maturing September 30, 2016			$583,538
	912,713		Term Loan, 5.006%, maturing September 30, 2016			912,713
			ProSiebenSat.1 Media AG	NR	NR
EUR	64,386		Term Loan, 2.539%, maturing July 02, 2014			76,902
EUR	1,186,386		Term Loan, 2.539%, maturing July 02, 2014			1,417,006
EUR	220,233		Term Loan, 2.539%, maturing March 02, 2015			263,044
EUR	798,662		Term Loan, 2.914%, maturing June 26, 2015			961,381
EUR	35,934		Term Loan, 2.914%, maturing July 03, 2015			43,255
			Regent Broadcasting, LLC	NR	NR
	$1,452,230		Term Loan, 5.250%, maturing April 27, 2014			1,423,186
			Sinclair Television Group, Inc.	Baa3	BB
	1,145,455		Term Loan, 5.500%, maturing October 29, 2015			1,163,114
			Spanish Broadcasting Systems	Caa1	B-
	1,954,228		Term Loan, 2.040%, maturing June 11, 2012			1,865,066
			Univision Communications, Inc.	B2	B
	18,533,395		Term Loan, 4.506%, maturing March 31, 2017			17,308,448
						37,966,378
Retail Stores: 8.5%
			Amscan Holdings, Inc.	B1	B
	1,529,009		Term Loan, 2.540%, maturing May 25, 2013			1,523,276
			CBR Fashion GmbH	NR	NR
EUR	213,184		Term Loan, 2.921%, maturing April 20, 2015			259,189
EUR	208,202		Term Loan, 3.171%, maturing April 19, 2016			253,132
			Claires Stores, Inc.	Caa2	B-
	$3,432,962		Term Loan, 3.043%, maturing May 29, 2014			3,009,801
			Dollar General Corporation	Ba2	BBB-
	7,256,413		Term Loan, 3.020%, maturing July 07, 2014			7,253,510
			General Nutrition Centers, Inc.	B1	B+
	2,458,318		Term Loan, 2.529%, maturing September 16, 2013			2,439,880
			Guitar Center, Inc.	Caa1	B-
	3,782,785		Term Loan, 3.760%, maturing October 09, 2014			3,446,385
			Harbor Freight Tools USA, Inc.	B1	B+
	3,334,029		Term Loan, 5.016%, maturing February 24, 2016			3,337,157
			HEMA Holding, B.V.	NR	NR
EUR	1,500,000	(5)	Term Loan, maturing July 06, 2015			1,881,832
EUR	1,500,000	(5)	Term Loan, maturing July 05, 2016			1,881,832

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Fair Value
Retail Stores: (continued)
			Leslies Poolmart, Inc.	Ba3	B+
	$1,600,000	(5)	Term Loan, 6.000%, maturing November 24, 2017			$1,612,501
			Maxeda DIY Group, B.V.	NR	NR
EUR	530,263	(5)	Term Loan, maturing June 29, 2015			641,532
EUR	719,737	(5)	Term Loan, maturing August 01, 2015			870,764
EUR	530,263	(5)	Term Loan, maturing June 27, 2016			641,532
EUR	719,737	(5)	Term Loan, maturing August 01, 2016			870,764
			Michaels Stores, Inc.	B2	B+
	$1,842,617		Term Loan, 2.563%, maturing October 31, 2013			1,781,580
	2,479,746		Term Loan, 4.813%, maturing July 31, 2016			2,463,558
			Neiman Marcus Group, Inc.	B2	BB-
	6,763,834		Term Loan, 4.294%, maturing April 06, 2015			6,647,346
			Petco Animal Supplies, Inc.	NR	NR
	6,100,000	(5)	Term Loan, maturing November 24, 2017			6,122,112
			Pets at Home Group, Ltd.	NR	BB-
GBP	2,500,000		Term Loan, 5.581%, maturing January 24, 2017			3,887,184
			Picard Groupe	NR	NR
EUR	810,628		Term Loan, 5.935%, maturing October 31, 2017			1,062,850
EUR	189,372		Term Loan, 5.935%, maturing September 14, 2017			248,484
			Pilot Travel Centers, LLC	Ba2	BBB-
	$1,161,755		Term Loan, 5.250%, maturing June 30, 2016			1,179,175
			Rite Aid Corporation	B3	B+
	5,862,342		Term Loan, 2.010%, maturing June 04, 2014			5,301,234
	1,379,406		Term Loan, 6.000%, maturing June 04, 2014			1,366,043
			Sally Holding, LLC	B1	BB+
	2,281,384		Term Loan, 2.510%, maturing November 15, 2013			2,273,399
			Savers	Ba3	B+
	1,492,500		Term Loan, 5.750%, maturing March 11, 2016			1,498,097
			The Gymboree Corporation	B1	B+
	1,800,000	(5)	Term Loan, maturing November 16, 2017			1,809,803
			Toys "R" Us, Inc.	B1	BB-
	3,835,388		Term Loan, 6.000%, maturing August 17, 2016			3,867,578
			Vivarte S.A.S.	NR	NR
EUR	1,924,280		Term Loan, 2.728%, maturing March 09, 2015			2,110,590
EUR	1,924,280		Term Loan, 3.353%, maturing March 08, 2016			2,110,590
						73,652,710

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Fair Value
Satellite: 0.5%
		Intelsat Corporation	B1	BB-
	$1,359,678	Term Loan, 2.790%, maturing January 03, 2014			$1,335,316
	1,359,259	Term Loan, 2.790%, maturing January 03, 2014			1,334,905
	1,359,259	Term Loan, 2.790%, maturing January 03, 2014			1,334,905
					4,005,126
Telecommunications Equipment: 1.3%
		CommScope, Inc.	Ba2	BB
	644,464	Term Loan, 2.789%, maturing December 26, 2014			644,330
		Macquarie UK Broadcast Ventures, Ltd.	NR	NR
GBP	4,383,255	Term Loan, 2.581%, maturing December 01, 2014			5,818,449
		Sorenson Communications, Inc.	Ba2	CCC+
	$1,428,476	Term Loan, 6.000%, maturing August 16, 2013			1,342,512
		TDF, S.A.	NR	NR
EUR	1,500,000	Term Loan, 2.796%, maturing January 30, 2015			1,717,798
EUR	1,500,000	Term Loan, 3.046%, maturing January 29, 2016			1,717,798
					11,240,887
Textiles & Leather: 0.2%
		Phillips-Van Heusen Corporation	Ba2	BBB
	$1,135,571	Term Loan, 4.750%, maturing May 06, 2016			1,150,649
EUR	709,732	Term Loan, 5.000%, maturing May 06, 2016			920,982
					2,071,631
Utilities: 5.6%
		Calpine Corporation	B1	B+
	$2,653,087	Term Loan, 3.165%, maturing March 29, 2014			2,641,474
		Coleto Creek WLE, L.P.	B1	B+
	2,160,391	Term Loan, 3.033%, maturing June 28, 2013			2,070,374
	437,602	Term Loan, 3.283%, maturing June 28, 2013			419,368
		FirstLight Power Resources, Inc.	B1	B+
	90,682	Term Loan, 2.813%, maturing November 01, 2013			87,508
	1,847,478	Term Loan, 2.813%, maturing November 01, 2013			1,782,817
		FirstLight Power Resources, Inc.	B3	CCC+
	610,514	Second Lien Term Loan, 4.813%, maturing May 01, 2014			567,778

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Fair Value
Utilities: (continued)
		Great Point Power, LLC	Ba1	BB+
	$995,000	Term Loan, 5.500%, maturing March 10, 2017			$996,244
		MACH Gen, LLC.	Ba3	BB-
	444,571	Term Loan, 2.289%, maturing February 22, 2013			414,933
		New Development Holdings, LLC	Ba3	BB-
	4,401,469	Term Loan, 7.000%, maturing July 03, 2017			4,487,434
		NRG Energy, Inc.	Baa3	BB+
	2,892	Term Loan, 1.789%, maturing February 01, 2013			2,872
	374,438	Term Loan, 2.039%, maturing February 01, 2013			371,897
	1,777,282	Term Loan, 3.539%, maturing August 31, 2015			1,781,407
	7,554,620	Term Loan, 3.539%, maturing August 31, 2015			7,528,987
		Texas Competitive Electric Holdings Company, LLC	B2	B+
	6,355,317	Term Loan, 3.754%, maturing October 10, 2014			4,911,071
	5,820,000	Term Loan, 3.754%, maturing October 10, 2014			4,512,816
	7,927,444	Term Loan, 3.754%, maturing October 10, 2014			6,127,256
	2,923,383	Term Loan, 3.754%, maturing October 10, 2014			2,265,806
		TPF Generation Holdings, LLC	Ba3	BB
	1,431,519	Term Loan, 2.289%, maturing December 13, 2013			1,393,584
	1,873,890	Term Loan, 2.289%, maturing December 15, 2013			1,824,232
		TPF Generation Holdings, LLC	B3	B
	1,500,000	Term Loan, 4.539%, maturing December 15, 2014			1,383,750
		Viridian Group, PLC	NR	NR
GBP	1,080,000	Term Loan, 5.076%, maturing October 24, 2012			1,406,995
EUR	1,072,386	Term Loan, 5.334%, maturing October 24, 2012			1,167,206
					48,145,809
		Total Senior Loans (Cost $1,175,176,413)			1,131,629,251

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2010 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Fair Value
Other Corporate Debt: 1.4%
Diversified / Conglomerate Manufacturing: 0.7%
	Flextronics International, Ltd.	Ba1	BB+
$2,395,512	Term Loan, 2.503%, maturing October 01, 2014			$2,363,771
81,304	Term Loan, 2.503%, maturing October 01, 2014			80,227
3,355,530	Term Loan, 2.507%, maturing October 01, 2014			3,311,069
				5,755,067
Cargo Transport: 0.0%
	US Shipping Partners, L.P.	Caa3	CCC-
297,646	Subordinated Term Loan, 2.500%, maturing August 07, 2013			37,702
				37,702
Chemicals, Plastics & Rubber: 0.7%
	Lyondell Chemical Company	B3	B
5,269,044	Fixed Rate Note, 11.000%, maturing May 01, 2018			5,888,156
				5,888,156
Radio and TV Broadcasting: 0.0%
	Regent Broadcasting, LLC	NR	NR
404,310	Subordinated Term Loan, 12.000%, maturing October 27, 2014			363,879
				363,879
	Total Other Corporate Debt (Cost $11,996,753)			12,044,804
Equities and Other Assets: 0.8%

		Description	Value
(1	), (@), (R)	Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	$—
(@), (R)		Ascend Media (Residual Interest)	—
(@), (R)		Block Vision Holdings Corporation (719 Common Shares)	—
(2	), (@), (R)	Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	—
(2	), (@), (R)	Cedar Chemical (Liquidation Interest)	—
(@)		Citadel (53,898 Class A Shares)	1,401,349
(@)		Citadel (44,319 Class B Shares)	1,152,294
(@)		Contech (Residual Interest)	—
(2	), (@), (R)	Enterprise Profit Solutions (Liquidation Interest)	—
(4	), (@), (R)	Euro United Corporation (Residual Interest in Bankruptcy Estate)	—
(@)		Faith Media Holdings, Inc. (7,725 Class A-1 Shares)	397,817

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2010 (Unaudited) (continued)

		Description		Value
(2	), (@), (R)	Ferretti SPA (Warrants for 0.111% Participation Interest)		$—
(2	), (@), (R)	Gainey Corporation (Residual Interest)		—
(@)		Global Garden (14,911 Class A1 Shares)		—
(@)		Global Garden (138,579 Class A3 Shares)		—
(@)		Glodyne Technoserve, Ltd. (55,483 Common Shares)		606,915
(@)		Glodyne Technoserve, Ltd. (Escrow Account)		137,105
(2	), (@), (R)	Grand Union Company (Residual Interest in Bankruptcy Estate)		—
(@)		Hawaiian Telcom (31,238 Common Shares)		671,617
(2	), (@), (R)	Kevco Inc. (Residual Interest in Bankruptcy Estate)		25
(2	), (@), (R)	Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)		—
(@), (R)		Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)		—
(@)		Mega Brands Inc. (195,762 Common Shares)		118,331
(@)		Northeast Biofuels (Residual Interest)		—
(2	), (@)	RDA Holding Co. (16,497 Common Shares)		350,561
(@), (R)		Safelite Realty Corporation (57,804 Common Shares)		305,205
(2	), (@), (R)	Supermedia, Inc. (39,592 Common Shares)		147,316
(@)		Townsquare Media, LLC (314,505 Common Shares)		909,046
(@)		Townsquare Media, LLC (314,505 Preferred Shares)		—
(1	), (@), (R)	Transtar Metals (Residual Interest in Bankruptcy Estate)		—
(2	), (@), (R)	US Office Products Company (Residual Interest in Bankruptcy Estate)		—
(2	), (@)	US Shipping Partners, L.P. (19,404 Common Shares)		—
(2	), (@)	US Shipping Partners, L.P. (275,292 Contingency Rights)		—
(@)		Xerium Technologies, Inc. (44,161 Common Shares)		574,976
		Total for Equities and Other Assets (Cost $6,046,454)		6,772,557
		Total Investments (Cost $1,193,219,620)**	133.4%	$1,150,446,612
		Other Assets and Liabilities — Net	(33.4)	(288,284,060)
		Net Assets	100.0%	$862,162,552

  *    Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

  †  Bank Loans rated below Baa are considered to be below investment grade.

  NR  Not Rated

  (1)  The borrower filed for protection under Chapter 7 of the U.S. Federal Bankruptcy code.

  (2)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

  (3)  Loan is on non-accrual basis.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2010 (Unaudited) (continued)

  (4)  The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.

  (5)  Trade pending settlement. Contract rates do not take effect until settlement date.

  (@)  Non-income producing security.

  (R)  Restricted security.

  AUD  Australian Dollar

  GBP  British Pound Stirling

  EUR  Euro

  SEK  Swedish Kronor

  **  For Federal Income Tax purposes cost of investments is $1,194,134,684.

    Net unrealized depreciation consists of the following:

Gross Unrealized Appreciation	$13,638,210
Gross Unrealized Depreciation	(57,326,282)
Net Unrealized Depreciation	$(43,688,072)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2010 in valuing the Trust's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 11/30/10
Asset Table Investments, at value
Senior Loans	$—	$1,117,853,251	$13,776,000	$1,131,629,251
Other Corporate Debt	—	12,044,804	—	12,044,804
Equities and Other Assets	4,416,444	606,915	1,749,198	6,772,557
Total Investments, at value	$4,416,444	$1,130,504,970	$15,525,198	$1,150,446,612
Other Financial Instruments+
Forward foreign currency contracts	—	3,683,784	—	3,683,784
Total Assets	$—	$1,134,188,754	$15,525,198	$1,154,130,396
Liabilities Table Other Financial Instruments+
Unfunded Commitments	$—	$(802,681)	$—	$(802,681)
Total Liabilities	$—	$(802,681)	$—	$(802,681)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Trust's assets and liabilities during the period ended November 30, 2010:

	Beginning Balance at 02/28/10	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)
Senior Loans	$13,776,000	$—	$—	$—	$—	$—
Equities and Other Assets	5,029,484	1,525,693	(3,901,864)	—	1,066,132	1,182,945
Total	$18,805,484	$1,525,693	$(3,901,864)	$—	$1,066,132	$1,182,945

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2010 (Unaudited) (continued)

	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance at 11/30/10
Senior Loans	$—	$—	$13,776,000
Equities and Other Assets	—	(3,153,192)	1,749,198
Total	$—	$(3,153,192)	$15,525,198

As of November 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $66,172.

  ^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

  +  Other Financial Instruments are securities or derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, unfunded committments and written options. Forward foreign currency contracts, futures and unfunded commitments are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Trust. Swaps and written options are reported at their fair value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period. The Trust's policy is to recognize transfers between levels at the end of the reporting period.

At November 30, 2010 the following forward foreign currency contracts were outstanding for ING Prime Rate Trust :

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation
State Street Bank	Australian Dollar AUD 22,432,000	Sell	02/28/11	USD $21,779,678	$21,309,958	$469,720
State Street Bank	British Pound Sterling GBP 10,559,000	Sell	01/07/11	16,694,385	16,437,700	256,685
State Street Bank	British Pound Sterling GBP 4,845,000	Sell	01/31/11	7,637,125	7,541,240	95,885
State Street Bank	Euro EUR 52,510,000	Sell	01/07/11	70,528,143	68,301,821	2,226,322
State Street Bank	Euro EUR 4,441,000	Sell	01/31/11	6,180,618	5,776,050	404,568
State Street Bank	Euro EUR 2,628,000	Sell	02/28/11	3,499,103	3,417,489	81,614
State Street Bank	Sweden Kronor SEK 23,360,000	Sell	01/07/11	3,465,514	3,324,071	141,443
State Street Bank	Sweden Kronor SEK 5,408,000	Sell	02/28/11	775,815	768,268	7,547
				$130,560,381	$126,876,597	$3,683,784

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited)

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program") which allows holders of the Trust's common shares a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers holders of the Trust's common shares the ability to make optional cash investments in any amount from $100 to $100,000 on a monthly basis.

For dividend and capital gains distribution reinvestment purposes, PNC will purchase shares of the Trust on the open market when the market price plus estimated fees is less than the NAV on the valuation date. The Trust will issue new shares for dividend and capital gains distribution reinvestment purchases when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by PNC when the market price plus estimated fees is less than the NAV on the valuation date. New shares will be issued by the Trust for optional cash investments when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. Such shares will be issued at a discount to market, determined by the Trust, between 0% and 5%.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or the Trust's Shareholder Services Department at (800) 992-0180.

KEY FINANCIAL DATES — CALENDAR 2010 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
January 29, 2010	February 8, 2010	February 23, 2010

February 26, 2010	March 8, 2010	March 22, 2010

March 31, 2010	April 8, 2010	April 22, 2010

April 30, 2010	May 6, 2010	May 24, 2010

May 28, 2010	June 8, 2010	June 22, 2010

June 30, 2010	July 8, 2010	July 22, 2010

July 30, 2010	August 6, 2010	August 23, 2010

August 31, 2010	September 8, 2010	September 22, 2010

September 30, 2010	October 7, 2010	October 22, 2010

October 29, 2010	November 8, 2010	November 22, 2010

November 30, 2010	December 8, 2010	December 22, 2010

December 21, 2010	December 29, 2010	January 12, 2011

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

STOCK DATA

The Trust's common shares are traded on the New York Stock Exchange (Symbol: PPR). Effective March 1, 2002, the Trust's name changed to ING Prime Rate Trust and its CUSIP number changed to 44977W106. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

NUMBER OF SHAREHOLDERS

The approximate number of record holders of Common Stock as of November 30, 2010 was 3,967 which does not include approximately 38,140 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-336-3436; (2) on the Trust's website at www.ingfunds.com and (3) on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust's website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Trust by calling Shareholder Services toll-free at (800) 336-3436.

CERTIFICATIONS

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Trust submitted the Annual CEO Certification on May 26, 2009 certifying that he was not aware, as of that date, of any violation by the Trust of the NYSE's Corporate governance listing standards. In addition, as required by Section 203 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust's principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust's disclosure controls and procedures and internal controls over financial reporting.

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Sub-Adviser

ING Investment Management Co.

230 Park Avenue

New York, NY 10169

Institutional Investors and Analysts

Call ING Prime Rate Trust

1-800-336-3436, Extension 2217

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

1-800-992-0180

Written Requests

Please mail all account inquiries and other comments to:

ING Prime Rate Trust Account

c/o ING Fund Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

1-800-334-3444

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
(formerly, PNC Global Investment Servicing (U.S.) Inc.)

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800)-992-0180

For more complete information, or to obtain a prospectus on any ING Fund, please call your Investment Professional or ING Investments Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the Trust.

QR-UPRTQ3

(1110-012111)